(AHA LOGO)

                                 AHA INVESTMENT
                                  FUNDS, INC.

                       o   AHA LIMITED MATURITY FIXED INCOME FUND
                       o   AHA FULL MATURITY FIXED INCOME FUND
                       o   AHA BALANCED FUND
                       o   AHA DIVERSIFIED EQUITY FUND

                                 ANNUAL REPORT

                                 JUNE 30, 2002

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS, INC.
SHAREHOLDER LETTER

Dear Shareholders:

By any measure the tumultuous events of the past twelve months have been challenging to say the least. The unthinkable becomes headlines. The horrific multiple tragedies of 9/11, the bursting of the dot-com bubble and breaking news of the corporate scandals and Wall Street improprieties have traumatized the nation, investors, Wall Street and corporate America. Yet through it all, glimmers of optimism can be seen.

The U.S. capital markets have been shaken - repeatedly - by this avalanche of bad news. They may now be down but we do not believe they are out for the count. For example the fixed income markets have provided an element of stability for investor portfolios. That belief inspires two obvious questions: What will trigger a turnaround in the investment markets and when will it happeno The honest answer to both: No one knows. But we remain confident in the resilience of the U.S. capital markets.

To better appreciate this, one must change one's view of these markets. The news media and investment pundits always report that "the market is doing such and such." They make it sound as if the market is an independent entity. Driven by its own wants, needs and motives. However the market is the sum total of millions of individual investment decisions all too often based upon fear and greed.

Look at the technology bubble. Greed was the engine pulling this gravy train:
Make as much money as possible as fast as possible. Fear was the caboose: Don't miss out on what everyone else is doing. Now investors have a "deer-in-the-headlights" look. Greed and fear have given way to panic. In this environment, emotions and a follow-the herd mentality seem to prevail. When delivering numbers became more important than the underlying business reality, ignoring conflicts of interest, self dealing and a sense of ethical responsibility.

Many investors and their advisors have never experienced this type of market environment. Investors fear losing capital and lack the discipline to follow a game plan (assuming there is one). Too many investors have now over compensated by backpedaling from total confidence in the market to traumatized cynicism. Their panic translates into irrational selling, which fuels the market's current volatility.

All this has two serious implications for your AHA Investment Funds. First, the recent avalanche of corporate accounting scandals and Wall Street games has focused investor attention back on the real issues: fiduciary responsibility, ethics, conflicts of interests and the business at the heart of the investment decision.

The AHA Investment Funds takes this seriously. We are stewards of your capital. The Fund and its portfolio management teams have remained true to their investment philosophy rather than chasing returns. A long-standing system of checks and balances is woven into the fabric of our Fund family: a Board composed of a majority of independent members; independent Board members having their own independent counsel; enforcement and reporting on our code of ethics and conflict of interest policies and procedures.

These protections are not knee-jerk reactions to recent events. Instead, the Funds and its Advisors have adopted procedures that are reasonably designed to protect you and your capital.

This brings us to the second issue our investors need to focus on: We believe that investors who have developed a game plan based upon reasonable assumptions are taking advantage of today's irrational market environment. Our risk-averse game plan drives our disciplined investment approach. This discipline combined with our value-oriented philosophy seeks to insure rational behavior based on sound judgment and fact - not emotion - which increases the likelihood of consistency within the portfolios.

The Funds and its advisors cannot control the market. But we can continue to focus on the things we can control, mitigating the effects of market greed and fear through disciplined approaches and investment processes, diversification of risk, and effective communication with our shareholders and our portfolio management teams. We thank you for your continued interest and support and look forward to a prosperous 2003. As always we look forward to assisting you in any way we can in the future.

Sincerely,

/s/Douglas Peabody

Douglas Peabody
President

Opinions expressed are those of Douglas Peabody and the AHA Investment Funds and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual Fund investing involves risks, including possible loss of principal. This material must be preceded or accompanied by a current prospectus. Read it carefully before you invest or send money.

Quasar Distributors, LLC, Distributor 08/02

AHA LIMITED MATURITY FIXED INCOME FUND
GROWTH OF $10,000

                        AHA Limited                            Merrill Lynch
                       Maturity Fixed          90 Day             1-3 Year
        Date            Income Fund           T-Bills          Treasury Index
        ----            -----------           -------          --------------
     12/22/88<F1>         $10,000             $10,000             $10,000
     12/31/88             $10,020             $10,024             $10,008
      3/31/89             $10,208             $10,239             $10,130
      6/30/89             $10,501             $10,451             $10,635
      9/30/89             $10,646             $10,656             $10,791
     12/31/89             $10,830             $10,860             $11,101
      3/31/90             $10,943             $11,071             $11,205
      6/30/90             $11,186             $11,288             $11,524
      9/30/90             $11,327             $11,496             $11,797
     12/31/90             $11,717             $11,706             $12,186
      3/31/91             $11,937             $11,885             $12,463
      6/30/91             $12,136             $12,052             $12,705
      9/30/91             $12,653             $12,216             $13,126
     12/31/91             $13,220             $12,358             $13,608
      3/31/92             $13,128             $12,480             $13,626
      6/30/92             $13,406             $12,598             $14,017
      9/30/92             $13,703             $12,697             $14,428
     12/31/92             $13,694             $12,795             $14,457
      3/31/93             $13,942             $12,892             $14,770
      6/30/93             $14,143             $12,989             $14,934
      9/30/93             $14,335             $13,088             $15,140
     12/31/93             $14,375             $13,190             $15,237
      3/31/94             $14,306             $13,298             $15,160
      6/30/94             $14,303             $13,433             $15,161
      9/30/94             $14,433             $13,586             $15,313
     12/31/94             $14,422             $13,765             $15,314
      3/31/95             $14,886             $13,966             $15,822
      6/30/95             $15,331             $14,160             $16,324
      9/30/95             $15,556             $14,347             $16,569
     12/31/95             $15,942             $14,551             $16,986
      3/31/96             $15,921             $14,765             $17,042
      6/30/96             $16,045             $14,946             $17,214
      9/30/96             $16,264             $15,138             $17,498
     12/31/96             $16,593             $15,346             $17,831
      3/31/97             $16,682             $15,546             $17,949
      6/30/97             $17,013             $15,757             $18,343
      9/30/97             $17,315             $15,968             $18,703
     12/31/97             $17,574             $16,168             $19,017
      3/31/98             $17,803             $16,378             $19,297
      6/30/98             $18,052             $16,590             $19,592
      9/30/98             $18,549             $16,825             $20,195
     12/31/98             $18,684             $17,015             $20,349
      3/31/99             $18,796             $17,196             $20,471
      6/30/99             $18,881             $17,402             $20,588
      9/30/99             $19,087             $17,623             $20,847
     12/31/99             $19,195             $17,843             $22,098
      3/31/00             $19,391             $18,093             $22,374
      6/30/00             $19,705             $18,366             $22,759
      9/30/00             $20,137             $18,644             $23,237
     12/31/00             $20,656             $18,947             $23,864
      3/31/01             $21,235             $19,234             $24,523
      6/30/01             $19,645             $18,243             $22,560
      9/30/01             $20,330             $18,522             $23,528
     12/31/01             $20,266             $18,739             $23,416
      3/31/02             $20,665             $19,033             $23,864
      6/30/02             $21,702             $19,320             $25,107

*<F1>  inception date.

This chart assumes an initial gross investment of $10,000 made on December 22, 1988 (since inception) for the AHA Limited Maturity Fixed Income Fund, as well as the 90 Day T-Bill Index and the Merrill Lynch 1-3 Year Treasury Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        AVERAGE ANNUALIZED TOTAL RETURN

                        AHA LIMITED                            MERRILL LYNCH
                       MATURITY FIXED                             1-3 YEAR
                        INCOME FUND        90 DAY T-BILLS      TREASURY INDEX
                       --------------      --------------      --------------
 Last Year                 6.16%               2.28%               6.65%
 Last 5 Years              6.07%               4.47%               6.49%
 Last 10 Years             5.47%               4.68%               6.03%

90 Day T-Bills
-------------

This index is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 (519). Average U.S. Treasury Bill rates expressed as annual percentage yields are converted back to daily rates based on 360 days per year. The daily rates are then transformed to 30-day compounded annual yields. This figure is divided by 12 and the resulting monthly "dividend" is reinvested at a constant $1 price to measure monthly performance. This process is repeated every month.

Merrill Lynch 1-3 Year Treasury Index
-------------------------------------

A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

AHA FULL MATURITY FIXED INCOME FUND
GROWTH OF $10,000

                      AHA Full Maturity            Lehman Government/Corporate
        Date          Fixed Income Fund          Intermediate Total Return Index
        ----          -----------------          -------------------------------
     10/20/88*<F2>         $10,000                           $10,000
     12/31/88              $10,094                           $10,059
      3/31/89              $10,298                           $10,167
      6/30/89              $10,860                           $10,842
      9/30/89              $10,846                           $10,973
     12/31/89              $11,052                           $11,344
      3/31/90              $10,956                           $11,328
      6/30/90              $11,362                           $11,692
      9/30/90              $11,272                           $11,896
     12/31/90              $11,835                           $12,384
      3/31/91              $12,118                           $12,696
      6/30/91              $12,256                           $12,922
      9/30/91              $13,001                           $13,545
     12/31/91              $13,719                           $14,195
      3/31/92              $13,450                           $14,066
      6/30/92              $13,930                           $14,623
      9/30/92              $14,446                           $15,268
     12/31/92              $14,503                           $15,213
      3/31/93              $15,160                           $15,815
      6/30/93              $15,599                           $16,157
      9/30/93              $16,143                           $16,520
     12/31/93              $16,098                           $16,548
      3/31/94              $15,596                           $16,212
      6/30/94              $15,376                           $16,115
      9/30/94              $15,396                           $16,247
     12/31/94              $15,496                           $16,229
      3/31/95              $16,117                           $16,940
      6/30/95              $17,065                           $17,787
      9/30/95              $17,334                           $18,081
     12/31/95              $18,159                           $18,715
      3/31/96              $17,615                           $18,560
      6/30/96              $17,676                           $18,677
      9/30/96              $17,989                           $19,009
     12/31/96              $18,567                           $19,475
      3/31/97              $18,424                           $19,454
      6/30/97              $19,107                           $20,028
      9/30/97              $19,715                           $20,568
     12/31/97              $20,298                           $21,008
      3/31/98              $20,576                           $21,334
      6/30/98              $21,056                           $21,735
      9/30/98              $21,824                           $22,709
     12/31/98              $21,918                           $22,775
      3/31/99              $21,739                           $22,731
      6/30/99              $21,499                           $22,643
      9/30/99              $21,641                           $22,851
     12/31/99              $21,594                           $22,863
      3/31/00              $22,136                           $23,203
      6/30/00              $22,448                           $23,595
      9/30/00              $23,081                           $24,275
     12/31/00              $23,909                           $25,173
      3/31/01              $24,675                           $26,029
      6/30/01              $24,830                           $26,203
      9/30/01              $25,851                           $27,411
     12/31/01              $25,796                           $27,436
      3/31/02              $25,776                           $27,373
      6/30/02              $26,667                           $28,345

*<F2>  inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Full Maturity Fixed Income Fund and the Lehman Government/Corporate Intermediate Total Return Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        AVERAGE ANNUALIZED TOTAL RETURN

                               AHA FULL                 LEHMAN GOVERNMENT/
                            MATURITY FIXED            CORPORATE INTERMEDIATE
                             INCOME FUND                TOTAL RETURN INDEX
                            --------------            ---------------------
 Last Year                      7.40%                         8.17%
 Last 5 Years                   6.89%                         7.19%
 Last 10 Years                  6.71%                         6.84%

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

AHA BALANCED FUND
GROWTH OF $10,000

                      AHA          Standard &        Lehman Government/
                   Balanced        Poor's 500      Corporate Intermediate
      Date           Fund         Stock Index        Total Return Index
      ----         --------       -----------      ----------------------
    10/20/88*<F3>   $10,000         $10,000                $10,000
    12/31/88        $10,010         $10,125                $10,059
     3/31/89        $10,403         $10,843                $10,167
     6/30/89        $10,996         $11,800                $10,842
     9/30/89        $11,739         $13,064                $10,973
    12/31/89        $11,737         $13,333                $11,344
     3/31/90        $11,335         $12,933                $11,328
     6/30/90        $11,583         $13,745                $11,692
     9/30/90        $10,641         $11,855                $11,896
    12/31/90        $11,143         $12,918                $12,384
     3/31/91        $12,505         $14,795                $12,696
     6/30/91        $12,350         $14,762                $12,922
     9/30/91        $13,201         $15,552                $13,545
    12/31/91        $14,259         $16,855                $14,195
     3/31/92        $14,006         $16,430                $14,066
     6/30/92        $14,078         $16,743                $14,623
     9/30/92        $14,399         $17,272                $15,268
    12/31/92        $14,980         $18,139                $15,213
     3/31/93        $15,599         $18,929                $15,815
     6/30/93        $15,911         $19,020                $16,157
     9/30/93        $16,454         $19,511                $16,520
    12/31/93        $16,592         $19,964                $16,548
     3/31/94        $16,167         $19,209                $16,212
     6/30/94        $15,957         $19,290                $16,115
     9/30/94        $16,294         $20,231                $16,247
    12/31/94        $16,269         $20,227                $16,229
     3/31/95        $17,019         $22,195                $16,940
     6/30/95        $18,345         $24,310                $17,787
     9/30/95        $19,413         $26,241                $18,081
    12/31/95        $20,342         $27,820                $18,715
     3/31/96        $21,093         $29,314                $18,560
     6/30/96        $21,867         $30,627                $18,677
     9/30/96        $22,431         $31,574                $19,009
    12/31/96        $23,997         $34,204                $19,475
     3/31/97        $24,038         $35,124                $19,454
     6/30/97        $26,947         $41,250                $20,028
     9/30/97        $29,213         $44,339                $20,568
    12/31/97        $29,861         $45,612                $21,008
     3/31/98        $32,492         $51,970                $21,334
     6/30/98        $31,472         $53,685                $21,735
     9/30/98        $28,831         $48,354                $22,709
    12/31/98        $32,496         $58,644                $22,775
     3/31/99        $32,678         $61,564                $22,731
     6/30/99        $35,596         $65,905                $22,643
     9/30/99        $33,453         $61,792                $22,851
    12/31/99        $37,507         $70,981                $22,863
     3/31/00        $38,505         $72,606                $23,203
     6/30/00        $37,015         $70,675                $23,595
     9/30/00        $39,288         $69,989                $24,275
    12/31/00        $38,121         $64,516                $25,173
     3/31/01        $37,629         $56,871                $26,029
     6/30/01        $39,311         $60,198                $26,203
     9/30/01        $36,422         $51,367                $27,411
    12/31/01        $38,600         $56,858                $27,436
     3/31/02        $38,739         $57,012                $27,373
     6/30/02        $36,585         $49,378                $28,345

*<F3>  inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Balanced Fund, as well as the Standard & Poor's 500 Stock Index and the Lehman Government/Corporate Intermediate Total Return Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        AVERAGE ANNUALIZED TOTAL RETURN

                                    AHA    STANDARD &      LEHMAN GOVERNMENT/
                                 BALANCED   POOR'S 500   CORPORATE INTERMEDIATE
                                   FUND    STOCK INDEX     TOTAL RETURN INDEX
                                 --------  -----------     ------------------
   Last Year                      (6.94%)    (17.97%)            8.17%
   Last 5 Years                    6.31%       3.67%             7.19%
   Last 10 Years                  10.02%      11.42%             6.84%

Standard & Poor's 500 Stock Index
---------------------------------
A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------
A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

AHA DIVERSIFIED EQUITY FUND
GROWTH OF $10,000

                           AHA Diversified             Standard & Poor's
        Date                 Equity Fund                500 Stock Index
        ----               ---------------             -----------------
     10/20/88*<F4>             $10,000                      $10,000
     12/31/88                  $10,117                      $10,125
      3/31/89                  $10,570                      $10,843
      6/30/89                  $11,445                      $11,800
      9/30/89                  $12,243                      $13,064
     12/31/89                  $12,051                      $13,333
      3/31/90                  $11,770                      $12,933
      6/30/90                  $12,334                      $13,745
      9/30/90                  $10,414                      $11,855
     12/31/90                  $11,126                      $12,918
      3/31/91                  $12,889                      $14,795
      6/30/91                  $12,733                      $14,762
      9/30/91                  $13,825                      $15,552
     12/31/91                  $14,985                      $16,855
      3/31/92                  $14,523                      $16,430
      6/30/92                  $14,661                      $16,743
      9/30/92                  $15,093                      $17,272
     12/31/92                  $16,410                      $18,139
      3/31/93                  $16,813                      $18,929
      6/30/93                  $16,783                      $19,020
      9/30/93                  $17,088                      $19,511
     12/31/93                  $18,061                      $19,964
      3/31/94                  $17,526                      $19,209
      6/30/94                  $17,489                      $19,290
      9/30/94                  $18,234                      $20,231
     12/31/94                  $17,994                      $20,227
      3/31/95                  $19,372                      $22,195
      6/30/95                  $21,007                      $24,310
      9/30/95                  $22,856                      $26,241
     12/31/95                  $24,067                      $27,820
      3/31/96                  $25,369                      $29,314
      6/30/96                  $26,556                      $30,627
      9/30/96                  $27,473                      $31,574
     12/31/96                  $29,692                      $34,204
      3/31/97                  $29,867                      $35,124
      6/30/97                  $35,312                      $41,250
      9/30/97                  $38,995                      $44,339
     12/31/97                  $39,682                      $45,612
      3/31/98                  $44,872                      $51,970
      6/30/98                  $43,804                      $53,685
      9/30/98                  $38,285                      $48,354
     12/31/98                  $46,294                      $58,644
      3/31/99                  $47,544                      $61,564
      6/30/99                  $52,084                      $65,905
      9/30/99                  $47,871                      $61,792
     12/31/99                  $55,999                      $70,981
      3/31/00                  $57,881                      $72,606
      6/30/00                  $54,836                      $70,675
      9/30/00                  $57,699                      $69,989
     12/31/00                  $54,387                      $64,516
      3/31/01                  $52,124                      $56,871
      6/30/01                  $55,476                      $60,198
      9/30/01                  $49,002                      $51,367
     12/31/01                  $53,221                      $56,858
      3/31/02                  $53,854                      $57,012
      6/30/02                  $48,404                      $49,378

*<F4>  inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Diversified Equity Fund and the Standard & Poor's 500 Stock Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        AVERAGE ANNUALIZED TOTAL RETURN

                                      AHA                    STANDARD &
                                  DIVERSIFIED                POOR'S 500
                                  EQUITY FUND               STOCK INDEX
                                  -----------               -----------
   Last Year                        (12.75%)                  (17.97%)
   Last 5 Years                       6.51%                     3.67%
   Last 10 Years                     12.69%                    11.42%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

AHA INVESTMENT FUNDS, INC.
CHANGE OF INDEPENDENT ACCOUNTANTS

On May 16, 2002, Arthur Andersen LLP ("Andersen") was terminated as independent accountants for the AHA Investment Fund, Inc. (comprising the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, and AHA Diversified Equity Fund) (the "Funds"). Andersen's report for the Funds' financial statements for the period ended June 30, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Andersen during the Funds' most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Funds' Board of Directors appointed Ernst & Young LLP as independent accountants for the fiscal year ended June 30, 2002.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF ASSETS & LIABILITIES
June 30, 2002

                                                               AHA LIMITED         AHA FULL
                                                              MATURITY FIXED    MATURITY FIXED    AHA BALANCED    AHA DIVERSIFIED
                                                               INCOME FUND        INCOME FUND         FUND          EQUITY FUND
                                                             ---------------    ---------------  -------------    ---------------
ASSETS:
   Investments in the Master Portfolios, at value*<F5>          $85,873,120      $38,366,451       $23,338,178      $85,683,438
   Receivable from Advisor                                            3,644           44,173            45,581               --
   Prepaid expenses and other assets                                 12,655           12,838            12,845           12,149
                                                                -----------      -----------       -----------      -----------
        Total assets                                             85,889,419       38,423,462        23,396,604       85,695,587
                                                                -----------      -----------       -----------      -----------

LIABILITIES:
   Payable for Master Portfolio interest purchased                  220,942          135,703                --               --
   Accrued expenses and other liabilities                            24,427           21,106            21,373           22,210
                                                                -----------      -----------       -----------      -----------
        Total liabilities                                           245,369          156,809            21,373           22,210
                                                                -----------      -----------       -----------      -----------
        Net assets                                              $85,644,050      $38,266,653       $23,375,231      $85,673,377
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

NET ASSETS CONSIST OF:
   Paid in capital                                              $86,195,516      $38,390,746       $24,437,519      $92,589,877
   Accumulated undistributed net investment income                    1,454            1,867             9,613           20,267
   Accumulated undistributed net realized loss
     on investments sold, option contracts expired
     or closed, and futures contracts closed                     (1,616,159)        (880,465)         (514,318)      (2,934,828)
   Net unrealized appreciation (depreciation) on:
        Investments                                               1,063,239          748,647          (563,628)      (4,001,939)
        Futures contracts                                                --            5,858             6,045               --
                                                                -----------      -----------       -----------      -----------
        Net assets                                              $85,644,050      $38,266,653       $23,375,231      $85,673,377
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

   Shares outstanding (200,000,000 shares
     authorized, $0.01 par value)                                 8,040,631        3,701,573         2,910,173        6,551,022

   Net Asset Value, Redemption Price and
     Offering Price per share                                   $     10.65      $     10.34       $      8.03      $     13.08
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

*<F5> Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2002

                                                 AHA LIMITED       AHA FULL
                                                MATURITY FIXED  MATURITY FIXED
                                                 INCOME FUND      INCOME FUND
                                                --------------  --------------
INVESTMENT INCOME ALLOCATED
  FROM MASTER PORTFOLIOS*<F6>:
   Interest                                       $3,187,290       $2,194,784
   Income from securities lending                        346              359
                                                  ----------       ----------
       Total Investment Income                     3,187,636        2,195,143
                                                  ----------       ----------

EXPENSES:
   Expenses allocated from Master Portfolios         355,059          224,869
   Transfer agent fees and expenses                   13,896           12,127
   Administration fee                                 13,310           13,331
   Reports to shareholders                             1,948            2,344
   Registration fees                                  21,366           17,225
   Legal fees                                         75,455           90,208
   Audit fees                                          8,959            7,105
   Custodian fees and expenses                         2,802            7,552
   Directors' fees and expenses                        5,429            5,715
   Fund accounting fees                               17,880           20,445
   Insurance expense                                   8,432            6,297
                                                  ----------       ----------
       Total expenses                                524,536          407,218
   Less, expense reimbursement                       (17,226)        (122,999)
                                                  ----------       ----------
       Net expenses                                  507,310          284,219
                                                  ----------       ----------
NET INVESTMENT INCOME                              2,680,326        1,910,924
                                                  ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS**<F7>:
Realized gain (loss) on:
   Investments sold                                  921,087          559,964
   Option contracts expired or closed                     --           27,454
   Futures contracts closed                               --          (87,833)
                                                  ----------       ----------
   Net realized gain                                 921,087          499,585
Change in unrealized appreciation (depreciation) on:
   Investments                                        92,174          430,731
   Written options                                        --           (5,750)
   Futures contracts                                      --              591
                                                  ----------       ----------
   Net unrealized gain                                92,174          425,572
                                                  ----------       ----------
NET GAIN ON INVESTMENTS                            1,013,261          925,157
                                                  ----------       ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $3,693,587       $2,836,081
                                                  ----------       ----------
                                                  ----------       ----------

*<F6> Income allocated from Master Portfolios includes income before entry into a master-feeder fund structure of

       Dividends:                                 $       --       $       --
                                                  ----------       ----------
                                                  ----------       ----------
       Interest:                                  $  925,702       $  764,248
                                                  ----------       ----------
                                                  ----------       ----------

**<F7> Includes realized and unrealized gain (loss) on investments prior to formation of master-feeder fund structure.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2002

                                                 AHA BALANCED   AHA DIVERSIFIED
                                                     FUND         EQUITY FUND
                                                --------------  --------------
INVESTMENT INCOME ALLOCATED
  FROM MASTER PORTFOLIOS*<F9>:
   Dividends+<F8>                                $   224,922     $  1,278,202
   Interest                                          377,392           60,177
   Income from securities lending                        202              819
                                                 -----------     ------------
       Total Investment Income                       602,516        1,339,198
                                                 -----------     ------------

EXPENSES:
   Expenses allocated from Master Portfolios         214,461          563,538
   Transfer agent fees and expenses                   11,211           15,452
   Administration fee                                 13,331           13,335
   Reports to shareholders                             2,365            2,824
   Registration fees                                  15,875           23,179
   Legal fees                                         87,048           58,103
   Audit fees                                          7,085            9,261
   Custodian fees and expenses                         8,985           15,664
   Directors' fees and expenses                        5,487            5,985
   Fund accounting fees                               16,350           22,524
   Insurance expense                                   3,673           17,986
                                                 -----------     ------------
       Total expenses                                385,871          747,851
   Less, expense reimbursement                      (118,925)              --
                                                 -----------     ------------
       Net expenses                                  266,946          747,851
                                                 -----------     ------------
NET INVESTMENT INCOME                                335,570          591,347
                                                 -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS**<F10>:
Realized gain (loss) on:
   Investments sold                                 (477,854)      (2,934,828)
   Option contracts expired or closed                  5,332               --
   Futures contracts closed                          (28,143)              --
                                                 -----------     ------------
   Net realized loss                                (500,665)      (2,934,828)

Change in unrealized appreciation (depreciation) on:
   Investments                                    (1,467,561)      (9,374,094)
   Written options                                    (4,585)              --
   Futures contracts                                  (1,788)              --
                                                 -----------     ------------
   Net unrealized loss                            (1,473,934)      (9,374,094)
                                                 -----------     ------------
NET LOSS ON INVESTMENTS                           (1,974,599)     (12,308,922)
                                                 -----------     ------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                      $(1,639,029)    $(11,717,575)
                                                 -----------     ------------
                                                 -----------     ------------

+<F8>  Net of Foreign Taxes Withheld of:         $     5,411     $     21,164
                                                 -----------     ------------
                                                 -----------     ------------

*<F9> Income allocated from Master Portfolios includes income before entry into a master-feeder fund structure of
       Dividends:                                $    73,131     $    419,932
                                                 -----------     ------------
                                                 -----------     ------------
       Interest:                                 $   127,369     $     18,432
                                                 -----------     ------------
                                                 -----------     ------------

**<F10> Includes realized and unrealized gain (loss) on investments prior to formation of master-feeder fund structure.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                       AHA                                          AHA
                                            AHA LIMITED         LIMITED MATURITY           AHA FULL            FULL MATURITY
                                           MATURITY FIXED         FIXED INCOME          MATURITY FIXED         FIXED INCOME
                                            INCOME FUND             PORTFOLIO            INCOME FUND             PORTFOLIO
                                        FOR THE PERIOD ENDED  FOR THE PERIOD ENDED   FOR THE PERIOD ENDED  FOR THE PERIOD ENDED
                                           JUNE 30, 2002          JUNE 30, 2001         JUNE 30, 2002          JUNE 30, 2001
                                        --------------------  --------------------   --------------------  --------------------
OPERATIONS:
  Net investment income                     $ 2,680,326            $ 3,900,752           $ 1,910,924           $ 3,520,897
  Net realized gain (loss) on:
      Investments sold                          921,087                580,337               559,964               569,302(1)<F12>
      Option contracts expired or closed             --                     --                27,454                    --
      Futures contracts closed                       --                     --               (87,833)                   --
  Net change in unrealized
    appreciation (depreciation) on:
      Investments                                92,174              1,327,187               430,731             1,749,253(2)
      Written options                                --                     --                (5,750)                   --
      Futures contracts                              --                     --                   591                    --
                                            -----------            -----------           -----------           -----------
      Net increase in net assets
        resulting from operations             3,693,587              5,808,276             2,836,081             5,839,452
                                            -----------            -----------           -----------           -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income                      (2,680,326)            (3,900,752)           (1,910,924)           (3,520,897)
  Net realized gain
    on securities transactions                       --                     --                    --                    --
                                            -----------            -----------           -----------           -----------
      Total dividends and distributions      (2,680,326)            (3,900,752)           (1,910,924)           (3,520,897)
                                            -----------            -----------           -----------           -----------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold              57,336,921              1,423,590             2,429,432             1,150,038
  Reinvestment of distributions               2,663,550              3,890,314             1,909,612             3,428,039
  Cost of shares redeemed                   (26,445,199)           (41,959,090)           (5,537,142)          (46,545,306)
                                            -----------            -----------           -----------           -----------
      Net increase (decrease) in net assets
        from capital share contributions     33,555,272            (36,645,186)           (1,198,098)          (41,967,229)
                                            -----------            -----------           -----------           -----------
Total increase (decrease) in net assets      34,568,533            (34,737,662)             (272,941)          (39,648,674)

NET ASSETS:
  Beginning of period                        51,075,517             85,813,179            38,539,594            78,188,268
                                            -----------            -----------           -----------           -----------
  End of period*                            $85,644,050            $51,075,517           $38,266,653           $38,539,594
                                            -----------            -----------           -----------           -----------
                                            -----------            -----------           -----------           -----------
*<F11>  Including undistributed net
          investment income of:             $     1,454                     --           $     1,867                    --
                                            -----------            -----------           -----------           -----------
                                            -----------            -----------           -----------           -----------

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                 5,397,979                138,102               236,427               115,024
  Shares issued in connection with payment
    of dividends and distributions              251,607                381,543               185,103               345,825
  Shares redeemed                            (2,505,998)            (4,106,938)             (536,558)           (4,724,557)
                                            -----------            -----------           -----------           -----------
      Net increase (decrease) in
        shares outstanding                    3,143,588             (3,587,293)             (115,028)           (4,263,708)
                                            -----------            -----------           -----------           -----------
                                            -----------            -----------           -----------           -----------

(1)<F12> Includes net realized gain on investments sold, option contracts expired or closed and futures contracts closed.
(2)<F13> Includes change in unrealized appreciation (depreciation) on investments, written options and futures contracts.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    AHA
                                                                       AHA             AHA DIVERSIFIED      DIVERSIFIED EQUITY
                                         AHA BALANCED FUND     BALANCED PORTFOLIO        EQUITY FUND             PORTFOLIO
                                        FOR THE PERIOD ENDED  FOR THE PERIOD ENDED   FOR THE PERIOD ENDED  FOR THE PERIOD ENDED
                                           JUNE 30, 2002          JUNE 30, 2001         JUNE 30, 2002          JUNE 30, 2001
                                        --------------------  --------------------   --------------------  --------------------
OPERATIONS:
  Net investment income                     $   335,570            $   878,760           $   591,347           $ 1,424,818
  Net realized gain (loss) on:
      Investments sold                         (477,854)             3,861,353(1)<F15>    (2,934,828)           12,613,723
      Option contracts expired or closed          5,332                     --                    --                    --
      Futures contracts closed                  (28,143)                    --                    --                    --
  Net change in unrealized
    appreciation (depreciation) on:
      Investments                            (1,467,561)            (1,626,577)(2)<F16>   (9,374,094)          (10,701,080)
      Written options                            (4,585)                    --                    --                    --
      Futures contracts                          (1,788)                    --                    --                    --
                                            -----------            -----------           -----------           -----------
      Net increase (decrease) in net assets
        resulting from operations            (1,639,029)             3,113,536           (11,717,575)            3,337,461
                                            -----------            -----------           -----------           -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                        (341,166)              (918,011)             (700,693)           (1,451,483)
  Net realized gain on
    securities transactions                  (1,082,958)            (6,418,632)           (4,876,329)          (20,955,046)
                                            -----------            -----------           -----------           -----------
      Total dividends and distributions      (1,424,124)            (7,336,643)           (5,577,022)          (22,406,529)
                                            -----------            -----------           -----------           -----------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold               2,000,000                     --            10,916,813             5,626,330
  Reinvestment of distributions               1,192,522              7,336,643             5,319,119            22,406,529
  Cost of shares redeemed                      (344,928)           (28,458,702)           (5,320,687)          (48,696,948)
                                            -----------            -----------           -----------           -----------
      Net increase (decrease) in net assets
        from capital share contributions      2,847,594            (21,122,059)           10,915,245           (20,664,089)
                                            -----------            -----------           -----------           -----------
Total decrease in net assets                   (215,559)           (25,345,166)           (6,379,352)          (39,733,157)

NET ASSETS:
  Beginning of period                        23,590,790             48,935,956            92,052,729           131,785,886
                                            -----------            -----------           -----------           -----------
  End of period*<F14>                       $23,375,231            $23,590,790           $85,673,377           $92,052,729
                                            -----------            -----------           -----------           -----------
                                            -----------            -----------           -----------           -----------

*<F14>  Including undistributed net
         investment income of:              $     9,613            $    15,193           $    20,267           $    22,670
                                            -----------            -----------           -----------           -----------
                                            -----------            -----------           -----------           -----------

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                   234,192                     --               754,427               306,142
  Shares issued in connection with payment
    of dividends and distributions              142,559                821,120               373,936             1,477,476
  Shares redeemed                               (40,060)            (2,180,712)             (365,123)           (2,260,046)
                                            -----------            -----------           -----------           -----------
      Net increase (decrease)
        in shares outstanding                   336,691             (1,359,592)              763,240              (476,428)
                                            -----------            -----------           -----------           -----------
                                            -----------            -----------           -----------           -----------

(1)<F15> Includes net realized gain on investments sold, option contracts expired or closed and futures contracts closed.
(2)<F16> Includes change in unrealized appreciation (depreciation) on investments, written options and futures contracts.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                       AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                    FOR THE PERIOD ENDED JUNE 30,
                                                  --------------------------------------------------------------------
                                                   2002             2001           2000           1999           1998
                                                  ------           ------         ------         ------         ------
PER SHARE DATA(1)<F17>:
   Net Asset Value
     Beginning of Period                          $10.43           $10.11         $10.20         $10.22         $10.16
                                                  ------           ------         ------         ------         ------
   Income from Investment Operations:
       Net investment income                        0.44             0.63           0.58           0.53           0.60
       Net realized and unrealized
         gain (loss) on investments                 0.22             0.32          (0.09)         (0.02)          0.06
                                                  ------           ------         ------         ------         ------
            Total gain from
              investment operations                 0.66             0.95           0.49           0.51           0.66
                                                  ------           ------         ------         ------         ------
   Less Distributions:
       From net investment income                  (0.44)           (0.63)         (0.58)         (0.53)         (0.60)
       From realized gains                            --               --             --             --             --
                                                  ------           ------         ------         ------         ------
            Total distributions                    (0.44)           (0.63)         (0.58)         (0.53)         (0.60)
                                                  ------           ------         ------         ------         ------
   Net Asset Value, end of period                 $10.65           $10.43         $10.11         $10.20         $10.22
                                                  ------           ------         ------         ------         ------
                                                  ------           ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F18>          6.16%            9.17%          4.37%          4.59%          6.11%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)             $85,644          $51,076        $85,813       $104,675       $129,717
   Ratio of net operating expenses
     to average net assets(3)<F19>(4)<F20>          0.76%(5)<F21>    0.24%          0.14%          0.12%          0.12%
   Program service fee(4)<F20>                      0.13%            0.50%          0.50%          0.50%          0.50%
   Ratio of investment income
     to average net assets(3)<F19>                  4.00%(5)<F21>    6.50%          5.86%          5.30%          5.92%
   Portfolio turnover rate                         60.24%(6)<F22>  189.31%        161.89%        176.78%        144.97%

(1)<F17> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F18> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3)<F19> Ratios include all management fees and expenses except for the program services fee.
(4)<F20> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F21> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2002 would have been 0.78%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended June 30, 2002 would have been 3.98%.
(6)<F22> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                           AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                      FOR THE PERIOD ENDED JUNE 30,
                                                    --------------------------------------------------------------------
                                                     2002             2001           2000           1999           1998
                                                    ------           ------         ------         ------         ------
PER SHARE DATA(1)<F23>:
   Net Asset Value
     Beginning of Period                            $10.10           $ 9.68         $ 9.85         $10.18         $ 9.79
                                                    ------           ------         ------         ------         ------
   Income from Investment Operations:
       Net investment income                          0.52             0.63           0.64           0.60           0.64
       Net realized and unrealized
         gain (loss) on investments                   0.24             0.42          (0.17)         (0.33)          0.39
                                                    ------           ------         ------         ------         ------
            Total gain from
              investment operations                   0.76             1.05           0.47           0.27           1.03
                                                    ------           ------         ------         ------         ------
   Less Distributions:
       From net investment income                    (0.52)           (0.63)         (0.64)         (0.60)         (0.64)
       From realized gains                              --               --             --             --             --
                                                    ------           ------         ------         ------         ------
            Total distributions                      (0.52)           (0.63)         (0.64)         (0.60)         (0.64)
                                                    ------           ------         ------         ------         ------
   Net Asset Value, end of period                   $10.34           $10.10         $ 9.68         $ 9.85         $10.18
                                                    ------           ------         ------         ------         ------
                                                    ------           ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F24>            7.40%           10.61%          4.41%          2.11%         10.20%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)               $38,267          $38,540        $78,188        $73,420        $71,829
   Ratio of net operating expenses
     to average net assets(3)<F25>(4)<F26>            0.76%(5)<F27>    0.31%          0.17%          0.16%          0.17%
   Program service fee(4)<F26>                        0.17%            0.50%          0.50%          0.50%          0.50%
   Ratio of investment income
     to average net assets(3)<F25>                    5.09%(5)<F27>    6.74%          6.55%          5.90%          6.19%
   Portfolio turnover rate                           99.46%(6)<F28>  236.10%        211.40%        273.61%        178.52%

(1)<F23> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F24> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3)<F25> Ratios include all management fees and expenses except for the program services fee.
(4)<F26> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F27> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2002 would have been 1.08%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended June 30, 2002 would have been 4.76%.
(6)<F28> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                                    AHA BALANCED FUND - CLASS I SHARES

                                                                      FOR THE PERIOD ENDED JUNE 30,
                                                    --------------------------------------------------------------------
                                                     2002             2001           2000           1999           1998
                                                    ------           ------         ------         ------         ------
PER SHARE DATA(1)<F29>:
   Net Asset Value
     Beginning of Period                            $ 9.17           $12.44         $14.69         $14.61         $14.86
                                                    ------           ------         ------         ------         ------
   Income from Investment Operations:
        Net investment income                         0.12             0.45           0.37           0.36           0.41
        Net realized and unrealized
          gain (loss) on investments                 (0.72)            0.16           0.26           1.45           2.01
                                                    ------           ------         ------         ------         ------
             Total gain (loss) from
               investment operations                 (0.60)            0.61           0.63           1.81           2.42
                                                    ------           ------         ------         ------         ------
   Less Distributions:
        From net investment income                   (0.12)           (0.36)         (0.37)         (0.36)         (0.44)
        From realized gains                          (0.42)           (3.52)         (2.51)         (1.37)         (2.23)
                                                    ------           ------         ------         ------         ------
             Total distributions                     (0.54)           (3.88)         (2.88)         (1.73)         (2.67)
                                                    ------           ------         ------         ------         ------
   Net Asset Value, end of period                   $ 8.03           $ 9.17         $12.44         $14.69         $14.61
                                                    ------           ------         ------         ------         ------
                                                    ------           ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F30>           (6.94)%           6.21%          3.99%         13.10%         16.79%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)               $23,375          $23,591        $48,936        $63,301        $59,360
   Ratio of net operating expenses
     to average net assets(3)<F31>(4)<F32>            1.13%(5)<F33>    0.46%          0.24%          0.18%          0.18%
   Program service fee(4)<F32>                        0.24%            0.75%          0.75%          0.75%          0.75%
   Ratio of investment income
     to average net assets(3)<F31>                    1.42%(5)<F33>    2.66%          2.59%          2.55%          2.86%
   Portfolio turnover rate                           80.33%(6)<F34>  220.34%        169.10%        206.43%        169.04%


(1)<F29> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F30> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3)<F31> Ratios include all management fees and expenses except for the program services fee.
(4)<F32> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F33> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2002 would have been 1.64%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended June 30, 2002 would have been 0.92%.
(6)<F34> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                               AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                                      FOR THE PERIOD ENDED JUNE 30,
                                                    ------------------------------------------------------------------
                                                     2002           2001           2000           1999           1998
                                                    ------         ------         ------         ------         ------
PER SHARE DATA(1)<F35>:
   Net Asset Value
     Beginning of Period                            $15.90         $21.04         $22.15         $20.37         $20.72
                                                    ------         ------         ------         ------         ------
   Income from Investment Operations:
        Net investment income                         0.10           0.26           0.24           0.29           0.32
        Net realized and unrealized
          gain (loss) on investments                 (2.01)         (0.21)          1.05           3.42           4.14
                                                    ------         ------         ------         ------         ------
             Total gain (loss) from
               investment operations                 (1.91)          0.05           1.29           3.71           4.46
                                                    ------         ------         ------         ------         ------
   Less Distributions:
        From net investment income                   (0.11)         (0.26)         (0.24)         (0.29)         (0.32)
        From realized gains                          (0.80)         (4.93)         (2.16)         (1.64)         (4.49)
                                                    ------         ------         ------         ------         ------
             Total distributions                     (0.91)         (5.19)         (2.40)         (1.93)         (4.81)
                                                    ------         ------         ------         ------         ------
   Net Asset Value, end of period                   $13.08         $15.90         $21.04         $22.15         $20.37
                                                    ------         ------         ------         ------         ------
                                                    ------         ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F36>          (12.75)%         1.17%          5.28%         18.90%         24.05%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)               $85,673        $92,053       $131,786       $126,892        $85,736
   Ratio of net operating expenses
     to average net assets(3)<F37>(4)<F38>            0.84%          0.16%          0.11%          0.10%          0.14%
   Program service fee(4)<F38>                        0.25%          0.75%          0.75%          0.75%          0.75%
   Ratio of investment income
     to average net assets(3)<F37>                    0.66%          1.33%          1.11%          1.43%          1.51%
   Portfolio turnover rate                           29.13%(5)<F39> 99.48%         66.84%         74.35%         65.82%

(1)<F35> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F36> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3)<F37> Ratios include all management fees and expenses except for the program services fee.
(4)<F38> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F39> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

1.  ORGANIZATION

The AHA Investment Funds, Inc. (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: The AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), The AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), The AHA Balanced Fund ("Balanced Fund"), The AHA Diversified Equity Fund ("Diversified Fund"), The AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), and The AHA International Core Equity Fund ("International Fund") (each a "Feeder Fund" and collectively, the "Feeder Funds"). The AHA Funds also offer another series of shares which are not part of a master-feeder relationship, The AHA U.S. Government Money Market Fund ("Money Market Fund"). As of June 30, 2002, the U.S. Growth Fund, the International Fund, and the Money Market Fund had not commenced operations. The shares of common stock of the Feeder Funds are further divided into three classes: Class A Shares, Class I Shares, and Institutional Servicing Class Shares. As of June 30, 2002, the Class A Shares and the Institutional Servicing Class Shares for the Feeder Funds had not commenced operations. Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of CCM Advisors Funds (the "Trust").

On November 1, 2001, each Fund in the series, excluding the Money Market Fund, entered into a master-feeder structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each feeder fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each feeder fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio. Each Feeder Fund's respective interest in the corresponding Master Portfolio as of June 30, 2002 is as follows:

                                                 Interest in Master Portfolio
                                                 ----------------------------
          Limited Maturity Fund                            99.999%
          Full Maturity Fund                               99.997%
          Balanced Fund                                    99.996%
          Diversified Fund                                 99.999%

Prior to the conversion to a master-feeder structure, on November 1, 2001, each then existing Feeder Fund conducted its own investment operations. The Statement of Operations and the Statement of Changes in Net Assets reflect the activities of the Feeder Funds prior to the conversion as well as the activities following the conversion.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

ACCOUNTING FOR FUTURES

The Master Portfolios may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Master Portfolio enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Master Portfolio receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Master Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS

The Master Portfolios may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Master Portfolio pays a premium whether or not the option is exercised. Additionally, the Master Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Master Portfolio writes an option, the premium received by the Master Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Master Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Master Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Master Portfolio. In writing an option, the Master Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Master Portfolio could result in the Master Portfolio selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Master Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Master Portfolio's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Master Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION

Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. At June 30, 2002 the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years:

                          2010        2009       2008        2005        2003
                          ----        ----       ----        ----        ----
Limited Maturity Fund      --        $48,858   $443,185    $640,027    $453,358
Full Maturity Fund         --          --      $784,903       --          --
Balanced Fund            $196,873      --         --          --          --
Diversified Fund       $1,204,471      --         --          --          --

At June 30, 2002, the following Feeder Funds deferred, on a tax basis, post-October losses of:

            Feeder Fund               Post-October Losses
            -----------               -------------------
            Full Maturity Fund             $ 83,006
            Balanced Fund                   226,813
            Diversified Fund                710,488

The tax character of distributions paid during the year ended June 30, 2002 was as follows:

                             Ordinary          Long-Term             Total
 Feeder Fund                  Income         Capital Gains       Distributions
 -----------                  ------         -------------       -------------
 Limited Maturity Fund      $2,680,326                --          $2,680,326
 Full Maturity Fund         $1,910,924                --          $1,910,924
 Balanced Fund                $341,170         $1,082,954         $1,424,124
 Diversified Fund             $700,723         $4,876,299         $5,577,022

The components of distributable earnings on a tax basis at June 30, 2002, were as follows:
                           Undistributed        Capital            Unrealized
                             Ordinary             Loss            Appreciation
 Feeder Fund                  Income          Carryforward       (Depreciation)
 -----------                  ------         -------------       -------------
 Limited Maturity Fund         $1,454         ($1,585,428)         $1,032,508
 Full Maturity Fund            $1,867           ($784,903)           $658,943
 Balanced Fund                 $9,613           ($196,873)          ($875,028)
 Diversified Fund             $20,267         ($1,204,471)        ($5,732,296)

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Accordingly, at June 30, 2002, the following reclassifications were recorded:

                            Accumulated       Accumulated
                           Undistributed     Undistributed
                          Net Investment          Net
 Feeder Fund                  Income         Realized Loss      Paid in Capital
 -----------                  ------         -------------      ---------------
 Limited Maturity Fund        $1,454              $8,544             ($9,998)
 Full Maturity Fund           $1,867              $2,208             ($4,075)
 Balanced Fund                   $16            $686,962           ($686,978)
 Diversified Fund           $106,943           ($106,950)                 $7

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and the mark-to-market of certain non-equity futures contracts at June 30, 2002.

FUND DISTRIBUTIONS

The Full Maturity Fund and the Limited Maturity Fund declare income dividends from net investment income daily and pay these dividends monthly, on the last business day of every month.

In the Diversified Fund and Balanced Fund, dividends from net investment income are declared and paid quarterly.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide required the Master Portfolios to amortize premiums and discounts on all fixed-income securities. Upon initial adoption, the Master Portfolios were required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle did not affect the Feeder Funds' net asset value, but it did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The impact of the adoption of this principle was not material to the financial statements. Furthermore, it did not affect the determination of either net asset values or total returns of the Feeder Funds.

3.  INVESTMENT ADVISOR

Effective November 1, 2001, the Trust has an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Advisor for its management services at the annual rate of 0.50% of each Master Portfolio's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Master Portfolio's average daily net assets for the Balanced Fund and the Diversified Fund. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets.

                Expense Cap (as a % of average daily net assets)

  Fund                        Class A   Class I    Institutional Servicing Class
  ----                        -------   -------    -----------------------------
  Limited Maturity Fund        1.50%     1.00%                 1.50%
  Full Maturity Fund           1.50%     1.00%                 1.50%
  Balanced Fund                2.00%     1.50%                 2.00%
  Diversified Fund             1.75%     1.25%                 1.75%

The expense cap includes Feeder Fund specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. These expense limitations will continue until June 30, 2003. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement.
The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. As of June 30, 2002, the Limited Maturity Fund, the Full Maturity Fund and the Balanced Fund had $17,226, $122,999 and $118,925, respectively, which is subject to potential recovery through June 30, 2005.

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to The Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% for the Full Maturity Fund and Limited Maturity Fund, and 0.75% for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables and in the financial statements.

4.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the period from July 1, 2001 through October 31, 2001 were as follows:

                               Purchases                     Sales
                        -----------------------     ------------------------
                        U.S. Government   Other     U.S. Government    Other
                        ---------------   -----     ---------------    -----
 Limited Maturity Fund           --    $65,473,028           --     $47,879,038
 Full Maturity Fund      $2,907,967    $35,241,963   $4,435,250     $37,142,165
 Balanced Fund             $795,291    $17,120,899     $687,334     $17,646,284
 Diversified Fund                --    $26,038,506           --     $24,892,667

5.  OPTION CONTRACTS WRITTEN

Effective November 1, 2001, the investments of the Funds were transferred into corresponding master portfolios. The premium amount and the number of option contracts written for the Funds for the period July 1, 2001 through October 31, 2001, were as follows:

                                                  Number         Premium
                                               of Contracts       Amount
                                               ------------       ------
      Full Maturity Fund
      ------------------
      Options outstanding at June 30, 2001          37          $ 22,904
      Options written                              174           107,022
      Options closed                               (95)          (63,056)
      Options expired                              (45)          (14,381)
                                                   ---          --------
      Options outstanding at October 31, 2001       71          $ 52,489
                                                   ---          --------
                                                   ---          --------
      Balanced Fund
      -------------
      Options outstanding at June 30, 2001          13          $ 10,226
      Options written                               13             6,038
      Options closed                               (14)           (8,258)
      Options expired                               (9)           (6,396)
                                                   ---          --------
      Options outstanding at October 31, 2001        3          $  1,610
                                                   ---          --------
                                                   ---          --------

The Limited Maturity and Diversified Funds did not write or cover any options during the period July 1, 2001 through October 31, 2001.

6.  SECURITIES LENDING

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33-1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received.

7.  DIRECTORS AND OFFICERS (UNAUDITED)

The table below provides information about each of the Funds' directors and officers, including biographical information about their business experience and information about their relationships with CCM Advisors, LLC. The mailing address of each director and officer is 190 South LaSalle Street, Suite 2800, Chicago, IL 60603.

                                                                                                   NUMBER OF
                                       DATE FIRST                                                PORTFOLIOS IN
                                       ELECTED OR                                                 FUND COMPLEX
 NAME AND                              APPOINTED TO       PRINCIPAL                               OVERSEEN BY    OTHER
  AGE AT             POSITIONS HELD    OFFICE AND TERM    OCCUPATION(S)                           DIRECTOR***    DIRECTORSHIPS
  8/1/02             WITH FUNDS        OF OFFICE**<F41>   DURING PAST 5 YEARS                        <F42>       HELD
 --------            --------------    ----------------   -------------------                     ------------   -------------

DIRECTORS WHO ARE "INTERESTED PERSONS"*<F40>

Douglas D. Peabody   Director          Since 2001         Managing Director, CCM Advisors, LLC         14        Trustee, CCMA
39                   and President                        (since Jan. 2001); Managing Director                   Select Investment
                                                          Convergent Capital Management Inc.                     Trust (an open-
                                                          (since 1999); formerly Principal, Eager                end investment
                                                          Manager Advisory Services (1991 to 1999).              company) (2
                                                                                                                 portfolios).

Timothy G. Solberg   Director          Since 1994         Managing Director, CCM Advisors, LLC         7         None
49                   Secretary         Since 2001         (since 2001); formerly Director of
                                                          Marketing and Client Services, Hewitt
                                                          Investment Group, a Division of Hewitt
                                                          Associates LLC.

 *<F40>    Messrs. Peabody and Solberg are directors who are "interested persons" of the Funds as defined in the Investment Company
           Act of 1940 because they are Managing Directors of the Funds' investment adviser, CCM Advisors, LLC.

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

Anthony J. Burke     Director          Since 2000         President, American Hospital Association     7         None
37                                                        Financial Solutions, Inc. (since 1997);
                                                          formerly, Marketing Development Director
                                                          of AHA Insurance Resources Inc. (1997
                                                          to 1998); prior thereto, President of A.
                                                          Burke & Associates (a marketing consulting
                                                          firm).

Frank A. Ehmann      Director          Since 1988         Retired. Director, American Healthways       14        Trustee, CCMA
68                                                        (provider of diabetes and cardiac disease              Select Investment
                                                          management services to health plans and                Trust (an open-
                                                          hospitals) (since 1989); Director, Genderm             end investment
                                                          Corp. (dermatology company offering                    company) (2
                                                          prescription and non-prescription treatments           portfolios);
                                                          for skin conditions) (1997-2000).                      Director, SPX
                                                                                                                 Corp. (global
                                                                                                                 provider of
                                                                                                                 technical products
                                                                                                                 and systems,
                                                                                                                 industrial
                                                                                                                 products
                                                                                                                 and services, flow
                                                                                                                 technology and
                                                                                                                 service solutions)
                                                                                                                 (since 1989); for-
                                                                                                                 merly Director and
                                                                                                                 President, United
                                                                                                                 Stationers (whole-
                                                                                                                 sale distributor
                                                                                                                 of business,
                                                                                                                 computer, and
                                                                                                                 facilities man-
                                                                                                                 agement products).

Richard John Evans   Director          Since 2000         Chief Financial Officer, American            7         None
50                                                        Hospital Association (since Dec. 1999);
                                                          formerly Vice President/Finance, American
                                                          Hospital Association (1995-1999).

John D. Oliverio     Director          Since 1995         Chief Executive Officer, President and       14        Trustee, CCMA
49                                                        Director, Wheaton Franciscan Services,                 Select Investment
                                                          Inc. (parent organization for more than                Trust (an open-
                                                          100 health and shelter service organizations)          end investment
                                                          (since 1984), Director of the following:               company) (2
                                                          Affinity Health Systems (since 1995),                  portfolios);
                                                          Covenant Health Care System (since 1989),              Director, Hewitt
                                                          All Saints Health Systems (since 1992),                Series Trust (an
                                                          Franciscan Ministries, Inc. (the holding               open-end invest-
                                                          company for Wheaton Franciscan Services,               ment company)
                                                          Inc.' s housing entities) (since 1998) and             (since 1998)
                                                          United Health System (since 1998).                     (2 portfolios).

Thomas J. Tucker     Director          Since 1992         Retired Health Care Executive, formerly      7         None
70                                                        Vice President of Incarnate Word Health
                                                          Services.

John L. Yoder        Director          Since 1988         Vice President, Princeton Insurance Co.      7         None
71                                                        (since 1995).

   **<F41> Directors of the Funds serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the Investment Company Act of 1940. Officers serve a term of indefinite length until their respective successors are elected and qualified.
  ***<F42> Each Director currently serves on the Board of the Funds (7 portfolios). Messrs. Peabody, Ehmann and Oliverio also serve on the Board of Trustees of the CCM Advisors Funds (7 portfolios).

                                       DATE FIRST
                                       ELECTED OR
 NAME AND                              APPOINTED TO       PRINCIPAL                                                OTHER
  AGE AT             POSITIONS HELD    OFFICE AND TERM    OCCUPATION(S)                                            DIRECTORSHIPS
  8/1/02             WITH FUNDS        OF OFFICE*<F43>    DURING PAST 5 YEARS                                      HELD
 --------            --------------    ---------------    -------------------                                      -------------

ADDITIONAL OFFICERS OF THE FUNDS

Gregory P. Francoeur Treasurer         Since 2002         Director of Finance, Convergent Capital Management       None
31                                                        Inc. (since 1997); prior thereto, Auditor, Price
                                                          Waterhouse LLP (1993-1997).

James A. Henderson   Vice President    Since 1988         Vice President, Corporate Counsel and Assistant          None
60                                                        Secretary, American Hospital Association (since 1984);
                                                          Secretary, AHA Financial Solutions, Inc. (since 1995);
                                                          Secretary, Health Forum, Inc. (since 1988).

*<F43> Officers serve a term of indefinite length until their respective successors are elected and qualified.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
Board of Directors of
AHA Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AHA Investment Funds, Inc. (comprising the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, and AHA Diversified Equity Fund) as of June 30, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the period ended June 30, 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the period ended June 30, 2001 and the financial highlights for the periods ending June 30, 2001 and prior were audited by other independent accountants whose report dated August 3, 2001 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the AHA Investment Funds, Inc., at June 30, 2002, the results of their operations, changes in their net assets, and their financial highlights for the period ended June 30, 2002, in conformity with accounting principles generally accepted in the United States.

                                             /s/Ernst & Young LLP

Chicago, Illinois
July 29, 2002

CCM ADVISORS LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
                                                      ---------          -----
CORPORATE BONDS - 21.8%

AEROSPACE & DEFENSE - 0.7%
United Technologies Corporation,
  6.625%, 11/15/2004                                $   535,000    $   571,154
                                                                   -----------

BANKING - 2.0%
Bank of America Corporation,
  6.500%, 08/15/2003                                    360,000        375,064
Bank of America Corporation,
  6.125%, 07/15/2004                                  1,300,000      1,363,885
                                                                   -----------
                                                                     1,738,949
                                                                   -----------

FINANCIAL - 8.2%
Caterpillar Financial Services
  Corporation, 7.590%, 12/10/2003                       750,000        796,269
Citigroup Inc., 5.700%, 02/06/2004                    1,350,000      1,404,566
Countrywide Home Loans, Inc.,
  5.250%, 06/15/2004                                    350,000        359,950
Countrywide Home Loans, Inc.,
  6.850%, 06/15/2004                                    640,000        677,281
Household Finance Corporation,
  7.000%, 08/01/2003                                    490,000        506,132
Toyota Motor Credit Corporation,
  5.625%, 11/13/2003                                  1,000,000      1,036,553
Unilever Capital Corp.,
  6.750%, 11/01/2003                                  1,090,000      1,145,883
Wells Fargo & Company,
  4.800%, 07/29/2005                                    800,000        816,860
Wells Fargo Financial, Inc.,
  5.450%, 05/03/2004                                    300,000        312,137
                                                                   -----------
                                                                     7,055,631
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 5.4%
The Bear Stearns Companies Inc.,
  6.750%, 04/15/2003                                    650,000        669,595
Lehman Brothers Holdings Inc.,
  7.250%, 10/15/2003                                  1,025,000      1,079,855
Merrill Lynch & Co., Inc.,
  5.350%, 06/15/2004                                    750,000        772,035
Merrill Lynch & Co., Inc.,
  6.000%, 11/15/2004                                    575,000        602,479
Morgan Stanley, 7.125%, 08/15/2003                      360,000        377,349
Morgan Stanley, 5.625%, 01/20/2004                      570,000        590,674
Morgan Stanley, 7.750%, 06/15/2005                      470,000        516,124
                                                                   -----------
                                                                     4,608,111
                                                                   -----------

FOOD & BEVERAGES - 2.1%
Anheuser-Busch Companies, Inc.,
  6.750%, 08/01/2003                                    500,000        525,767
The Coca-Cola Company,
  4.000%, 06/01/2005                                    800,000        808,521
Coca-Cola Enterprises Inc.,
  6.625%, 08/01/2004                                    481,000        512,468
                                                                   -----------
                                                                     1,846,756
                                                                   -----------

INSURANCE - 1.1%
The Allstate Corporation,
  7.875%, 05/01/2005                                    850,000        937,418
                                                                   -----------

METALS - 0.7%
Alcoa Inc., 7.250%, 08/01/2005                          540,000        591,821
                                                                   -----------

MULTIMEDIA - 0.9%
The Walt Disney Company,
  4.875%, 07/02/2004(1)<f44>                            730,000        746,326
                                                                   -----------

RETAIL STORES - 0.7%
Wal-Mart Stores, Inc.,
  6.500%, 06/01/2003                                    565,000        585,210
                                                                   -----------

TOTAL CORPORATE BONDS
  (COST $18,472,370)                                                18,681,376
                                                                   -----------

U.S. GOVERNMENT
  AGENCY OBLIGATIONS - 29.7%
Federal Home Loan Mortgage
  Corporation, 3.500%, 09/15/2003(1)<F44>             3,260,000      3,307,955
Federal Home Loan Mortgage
  Corporation, 5.250%, 02/15/2004(1)<F44>             6,600,000      6,871,049
Federal Home Loan Mortgage
  Corporation, 6.875%, 01/15/2005(1)<F44>             4,030,000      4,372,312
Federal Home Loan Mortgage
  Corporation, 4.250%, 06/15/2005(1)<F44>             4,895,000      4,997,722
Federal National Mortgage
  Association, 4.750%, 11/14/2003(1)<F44>             3,840,000      3,959,958
Federal National Mortgage
  Association, 5.625%, 05/14/2004(1)<F44>             1,900,000      1,991,183
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $25,300,866)                                    25,500,179
                                                                   -----------

ASSET BACKED SECURITIES - 36.5%
American Express Credit Account
  Master Trust, 1999-1 A,
  5.600%, 11/15/2006                                  1,000,000      1,044,612
American Express Master Trust,
  1998-1 A, 5.900%, 04/15/2004                        1,370,500      1,414,767
BMW Vehicle Owner Trust,
  2001-A A4, 5.110%, 05/25/2006                         895,000        927,237
Capital Auto Receivables Asset Trust,
  2001-2 A4, 5.000%, 12/15/2006                         600,000        620,388
Capital Auto Receivables Asset Trust,
  2002-1 A4, 4.160%, 07/16/2007                         940,000        944,087
Capital One Master Trust, 1998-4 A,
  5.430%, 01/15/2007                                    630,000        653,740
Chase Credit Card Master Trust,
  1998-3 A, 6.000%, 08/15/2005                        1,065,000      1,097,728
Chase Credit Card Master Trust,
  1999-3 A, 6.660%, 01/15/2007                        1,380,000      1,476,350
Chase Manhattan Auto Owner Trust,
  2000-A A4, 6.260%, 06/15/2007                       1,045,000      1,097,729
Chase Manhattan Auto Owner Trust,
  2001-A A4, 5.070%, 02/15/2008                         900,000        932,182
Citibank Credit Card Master Trust I,
  1999-1 A, 5.500%, 02/15/2006                        1,000,000      1,041,025
Daimler Chrysler Auto Trust,
  2000-E A4, 6.160%, 01/08/2006                         855,000        900,166
Daimler Chrysler Auto Trust,
  2001-C A4, 4.630%, 12/06/2006                         805,000        826,100
Discover Card Master Trust I,
  1998-6 A, 5.850%, 01/17/2006                        1,070,000      1,107,845
Discover Card Master Trust I,
  2001-5 A, 5.300%, 11/16/2006                        1,000,000      1,038,444
First USA Credit Card Master Trust,
  1998-9 A, 5.280%, 09/18/2006                        1,000,000      1,036,643
Ford Credit Auto Owner Trust,
  2001-C A5, 5.250%, 09/15/2005                         270,000        280,385
Ford Credit Auto Owner Trust,
  2002-A A4A, 4.360%, 09/15/2006                      1,415,000      1,440,281
Honda Auto Receivables Owner Trust,
  2002-1 A4, 4.220%, 04/16/2007                       1,400,000      1,417,129
MBNA Master Credit Card Trust,
  1998-J A, 5.250%, 02/15/2006                          930,000        960,506
Nations Bank Credit Card Master
  Trust, 1993-2 A, 6.000%, 12/15/2005                   860,000        900,059
Nationslink Funding Corporation,
  1998-2 A1, 6.001%, 08/20/2030                         821,148        857,480
Nissan Auto Receivables Owner Trust,
  2000-B A4, 7.270%, 11/15/2004                       1,280,000      1,347,428
Nissan Auto Receivables Owner Trust,
  2001-C A3, 4.310%, 05/16/2005                       1,425,000      1,456,337
Standard Credit Card Master Trust,
  Series A, 5.950%, 09/07/2003                          500,000        520,391
Toyota Auto Receivables Owner Trust,
  2000-A A4, 7.210%, 04/15/2007                       1,385,000      1,467,892
Toyota Auto Receivables Owner Trust,
  2000-B A4, 6.800%, 04/15/2007                       1,390,000      1,466,545
USAA Auto Owner Trust, 2000-1 A4,
  6.980%, 06/15/2005                                    880,000        925,117
USAA Auto Owner Trust, 2001-1 A4,
  5.080%, 03/15/2006                                  1,300,000      1,345,975
WFS Financial Owner Trust,
  2001-C A4, 5.180%, 03/20/2009                         750,000        776,133
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $30,727,607)                                                31,320,701
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 9.8%
FNMA, Pool 527835,
  7.500%, 02/01/2030                                      9,255          9,723
FNMA, Pool 541946,
  7.500%, 07/01/2030                                     10,948         11,502
FNMA, Pool 584930,
  7.500%, 05/01/2031                                     12,602         13,240
FNMA, Pool 620204,
  7.500%, 01/01/2032                                    637,898        670,196
FNMA, Pool 624331,
  7.500%, 02/01/2032                                    921,687        968,354
FNMA, Pool 637540,
  7.500%, 03/01/2032                                    493,599        518,586
FNMA Series 1993-214 Class J,
  6.000%, 09/25/2008(1)                               1,735,000      1,800,667
FNMA Series 2002-11 Class QA,
  5.000%, 02/25/2010(1)                               1,440,000      1,480,015
FNMA Series 2002-11 Class QD,
  5.000%, 02/25/2008(1)                               1,335,000      1,371,597
GNMA, Pool 523009, 8.000%,
  06/15/2030                                             74,572         79,486
GNMA, Pool 537749, 8.000%,
  12/15/2030                                             46,495         49,559
GNMA, Pool 539935, 8.000%,
  12/15/2030                                            163,540        174,315
GNMA, Pool 582209, 8.000%,
  02/15/2032                                          1,195,265      1,274,008
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $8,359,409)                                      8,421,248
                                                                   -----------

SHORT-TERM INVESTMENTS - 1.1%
American General Corporation
  Commercial Paper,
  1.896%, 07/01/2002                                    960,000        960,000
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $960,000)                                                      960,000
                                                                   -----------
TOTAL INVESTMENTS
  (COST $83,820,252) - 98.9%                                        84,883,504
                                                                   -----------
Other Assets Less Liabilities - 1.1%                                   990,638
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $85,874,142
                                                                   -----------
                                                                   -----------

(1)<F44> This security or a portion of this security is out on loan at June 30, 2002. Total loaned securities had a market value of $23,094,499 at June 30, 2002. (Note 8).

                     See Notes to the Financial Statements.

CCM ADVISORS FULL MATURITY FIXED INCOME MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
                                                      ---------         ------
CORPORATE BONDS - 25.7%

AEROSPACE & DEFENSE - 0.6%
Lockheed Martin Corporation,
  7.650%, 05/01/2016                                 $   90,000    $   102,576
Lockheed Martin Corporation,
  8.500%, 12/01/2029                                     40,000         48,425
Systems 2001 Asset Trust, 6.664%,
  09/15/2013 (Cost $91,067, Acquired
  06/04/2001 and 06/07/2001)(2)                          90,639         96,353
                                                                   -----------
                                                                       247,354
                                                                   -----------

AIRLINES - 0.9%
Continental Airlines, Inc.,
  6.800%, 07/02/2007                                    339,036        326,941
                                                                   -----------

AUTOMOBILES - 1.3%
Daimler Chrysler NA Holding Corp.,
  8.000%, 06/15/2010                                    100,000        108,847
Ford Motor Company,
  9.215%, 09/15/2021                                    250,000        274,146
Ford Motor Company,
  8.900%, 01/15/2032                                    120,000        130,207
                                                                   -----------
                                                                       513,200
                                                                   -----------

BANKING - 3.8%
Bank of America Corporation,
  5.250%, 02/01/2007                                    100,000        102,185
Bank of America Corporation,
  10.200%, 07/15/2015                                   325,000        428,075
Bank One Corporation,
  5.900%, 11/15/2011                                    100,000        100,121
BSCH Issuances Ltd.,
  7.625%, 09/14/2010(1)<F45>                            200,000        219,622
Dresdner Bank New York,
  7.250%, 09/15/2015(1)<F45>                            250,000        274,939
Firstar Bank N.A.,
  7.125%, 12/01/2009                                     10,000         10,938
Key Bank, N.A.,
  7.000%, 02/01/2011                                     20,000         21,137
Key Bank Washington,
  7.125%, 08/15/2006                                    150,000        162,291
Wachovia Corporation,
  6.300%, 04/15/2008                                    150,000        154,939
                                                                   -----------
                                                                     1,474,247
                                                                   -----------

BUILDING PRODUCTS - 0.2%
Masco Corporation,
  5.875%, 07/15/2012                                     75,000         74,157
                                                                   -----------

CHEMICALS - 0.2%
The Dow Chemical Company,
  5.250%, 05/14/2004                                     90,000         92,148
                                                                   -----------

COMMUNICATION & MEDIA - 2.0%
AOL Time Warner Inc.,
  7.700%, 05/01/2032                                     60,000         53,369
Continental Cablevision, Inc.,
  9.500%, 08/01/2013                                    325,000        342,982
News America Holdings Inc.,
  8.500%, 02/23/2025                                    100,000        109,896
News America Holdings Inc., 7.625%,
  11/30/2028 (Cost $101,972,
  Acquired 11/16/1998)(2)<F46>                          100,000         92,855
TCI Communications, Inc.,
  6.375%, 05/01/2003                                     70,000         71,503
TCI Communications, Inc.,
  7.875%, 02/15/2026                                    100,000         89,092
                                                                   -----------
                                                                       759,697
                                                                   -----------

COMPUTER SERVICES - 0.4%
Electronic Data Systems Corporation,
  7.450%, 10/15/2029                                    150,000        157,295
                                                                   -----------

ENERGY - 2.0%
Dynegy Holdings Inc.,
  8.125%, 03/15/2005                                     75,000         57,789
FirstEnergy Corp.,
  6.450%, 11/15/2011                                     20,000         19,458
FirstEnergy Corp.,
  7.375%, 11/15/2031                                     20,000         19,045
Hydro-Quebec,
  6.300%, 05/11/2011(1)<F45>                             50,000         53,112
Hydro-Quebec,
  7.500%, 04/01/2016(1)<F45>                             40,000         46,604
Korea Electric Power Corporation,
  7.750%, 04/01/2013(1)<F45>                             95,000        105,780
Korea Electric Power Corporation,
  6.750%, 08/01/2027(1)<F45>                             75,000         79,126
Progress Energy, Inc.,
  7.100%, 03/01/2011                                    100,000        105,847
PSI Energy, Inc.,
  7.850%, 10/15/2007                                    250,000        261,352
                                                                   -----------
                                                                       748,113
                                                                   -----------

FINANCIAL - 4.4%
Anadarko Finance Company,
  7.500%, 05/01/2031(1)<F45>                            100,000        106,991
Auburn Hills Trust,
  12.375%, 05/01/2020                                   280,000        402,540
Citigroup Inc., 6.000%, 02/21/2012                       95,000         95,558
Ford Motor Credit Company,
  7.875%, 06/15/2010                                     40,000         41,879
Ford Motor Credit Company,
  7.375%, 02/01/2011(5)<F49>                             35,000         35,507
General Electric Capital Corporation,
  6.000%, 06/15/2012                                     75,000         74,783
General Electric Capital Corporation,
  6.750%, 03/15/2032                                    150,000        147,807
General Motors Acceptance
  Corporation, 6.750%, 01/15/2006                        10,000         10,390
General Motors Acceptance
  Corporation, 6.125%, 09/15/2006                        50,000         50,754
General Motors Nova Scotia Finance
  Company, 6.850%, 10/15/2008(1)<F45>                    30,000         31,183
Household Finance Corporation,
  6.400%, 06/17/2008                                     30,000         30,132
Household Finance Corporation,
  6.500%, 11/15/2008                                     46,000         46,206
Household Finance Corporation,
  6.750%, 05/15/2011(5)<F49>                             20,000         19,717
PDVSA Finance Ltd.,
  8.500%, 11/16/2012(1)<F45>                             40,000         35,100
Petrozuata Finance Inc., 8.220%,
  04/01/2017 (Cost $258,892,
  Acquired 10/1998 - 01/2000)(1)<F45>(2)<F46>           300,000        201,750
Verizon Global Funding Corp.,
  6.875%, 06/15/2012(5)<F49>                            170,000        167,235
Wharf International Finance Ltd.,
  7.625%, 03/13/2007(1)<F45>                            100,000        108,589
Wharf International Finance Ltd.,
  7.625%, 03/13/2007 (Cost $75,471,
  Acquired 08/19/1997)(1)<F45>(2)<F46>                   75,000         81,442
                                                                   -----------
                                                                     1,687,563
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 1.0%
Credit Suisse First Boston,
  5.750%, 04/15/2007                                     50,000         51,205
J.P. Morgan & Co. Incorporated,
  6.000%, 01/15/2009(5)<F49>                             50,000         50,901
J.P. Morgan Chase & Co.,
  5.250%, 05/30/2007                                     40,000         40,274
Lehman Brothers Holdings Inc.,
  8.500%, 05/01/2007                                    200,000        227,239
                                                                   -----------
                                                                       369,619
                                                                   -----------

FOOD & BEVERAGES - 1.1%
Anheuser-Busch Companies, Inc.,
  6.500%, 05/01/2042                                     60,000         60,207
Kellogg Company,
  6.600%, 04/01/2011                                    100,000        105,030
Kellogg Company,
  7.450%, 04/01/2031                                    100,000        110,249
The Pepsi Bottling Group, Inc.,
  7.000%, 03/01/2029 (Cost $149,076,
  Acquired 03/03/1999)(2)<F46>                          150,000        160,119
                                                                   -----------
                                                                       435,605
                                                                   -----------

INDUSTRIAL - 0.4%
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $156,754,
  Acquired 07/16/1998)(2)<F46>(3)<F47>                  148,617        155,411
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.4%
Tyco International Group SA,
  6.375%, 10/15/2011(1)<F45>                            145,000        111,214
Tyco International Group SA,
  6.875%, 01/15/2029(1)<F45>                             60,000         42,697
                                                                   -----------
                                                                       153,911
                                                                   -----------

OIL & GAS - 2.0%
Apache Corporation,
  6.250%, 04/15/2012                                     30,000         31,028
BP Capital Markets plc,
  4.625%, 05/27/2005                                     90,000         92,512
Conoco Funding Co.,
  6.350%, 10/15/2011                                    120,000        124,629
El Paso Corporation,
  7.750%, 01/15/2032                                    130,000        120,886
El Paso Natural Gas, 8.375%,
  06/15/2032 (Cost $10,234,
  Acquired 06/13/2002)(2)<F46>                           10,000         10,319
Petroliam Nasional Berhad,
  7.625%, 10/15/2026 (Cost $9,555,
  Acquired 06/27/2002)(1)<F45>(2)<F46>                   10,000          9,382
Petronas Capital Ltd., 7.875%,
  05/22/2022 (Cost $19,906,
  Acquired 05/15/2002)(1)<F45>(2)<F46>                   20,000         19,928
Phillips Petroleum Company,
  8.750%, 05/25/2010                                    100,000        118,917
Sonat Inc., 7.625%, 07/15/2011                           10,000          9,859
Tennessee Gas Pipeline Company,
  8.375%, 06/15/2032                                     20,000         20,741
The Williams Companies, Inc.,
  7.625%, 07/15/2019                                    200,000        157,767
The Williams Companies, Inc.,
  7.750%, 06/15/2031                                     50,000         36,732
The Williams Companies, Inc.,
  8.750%, 03/15/2032 (Cost $41,534,
  Acquired 04/10/2002)(2)<F46>                           40,000         32,657
                                                                   -----------
                                                                       785,357
                                                                   -----------

PAPER & FOREST PRODUCTS - 1.2%
Georgia-Pacific Corp,
  9.875%, 11/01/2021                                     75,000         73,691
Georgia-Pacific Corp,
  9.625%, 03/15/2022                                    200,000        195,010
Georgia-Pacific Corp,
  9.500%, 05/15/2022                                     50,000         48,276
MeadWestvaco Corporation,
  6.850%, 04/01/2012                                     30,000         31,552
Scotia Pacific Co. LLC,
  7.710%, 01/20/2014                                     14,000         10,530
Weyerhaeuser Company, 6.750%,
  03/15/2012 (Cost $79,338,
  Acquired 03/06/2002, 03/12/2002
  and 04/04/2002)(2)<F46>                                80,000         82,988
Weyerhaeuser Company, 7.375%,
  03/15/2032 (Cost $19,771, Acquired
  03/06/2002 and 03/12/2002)(2)<F46>                     20,000         20,361
                                                                   -----------
                                                                       462,408
                                                                   -----------

RAILROAD TRANSPORTATION - 0.1%
Consolidated Rail Corp.,
  7.875%, 05/15/2043                                     40,000         43,519
                                                                   -----------

RETAIL - 0.7%
J. C. Penney Company, Inc.,
  9.750%, 06/15/2021                                    229,000        222,117
Target Corporation,
  5.875%, 03/01/2012                                     30,000         30,395
                                                                   -----------
                                                                       252,512
                                                                   -----------

STEEL MANUFACTURING - 0.2%
Pohang Iron & Steel Co., Ltd.,
  7.125%, 07/15/2004(1)<F45>                             65,000         69,173
                                                                   -----------

TELECOMMUNICATION - 0.9%
AT&T Corp., 8.000%,
  11/15/2031, (Cost $29,678,
  Acquired 11/15/2001)(2)<F46>                           30,000         23,614
British Telecommunications PLC,
  8.625%, 12/15/2030(1)<F45>                            110,000        120,203
Qwest Corporation,
  8.875%, 06/01/2031                                    225,000        176,625
Sprint Capital Corporation,
  6.900%, 05/01/2019                                     40,000         26,766
                                                                   -----------
                                                                       347,208
                                                                   -----------

TRANSPORTATION SERVICES - 1.0%
FedEx Corp., 9.650%, 06/15/2012                         300,000        366,387
                                                                   -----------

WASTE DISPOSAL - 0.9%
Waste Management, Inc.,
  7.000%, 07/15/2028                                    375,000        352,241
                                                                   -----------

TOTAL CORPORATE BONDS
  (COST $10,068,754)                                                 9,874,066
                                                                   -----------

FOREIGN GOVERNMENT
  BONDS - 1.2%
National Bank of Hungary,
  8.875%, 11/01/2013(1)<F45>                             75,000         90,203
Quebec Province,
  7.500%, 09/15/2029(1)<F45>                             40,000         45,973
Republic of Poland,
  6.250%, 07/03/2012(1)<F45>                            100,000         99,130
United Mexican States,
  11.500%, 05/15/2026(1)<F45>                           160,000        203,360
                                                                   -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $418,894)                                                      438,666
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 3.1%
FHLMC, 6.625%, 09/15/2009(5)<F49>                       775,000        851,295
FHLMC, 5.750%, 01/15/2012(5)<F49>                       300,000        308,788
FNMA, 6.000%, 05/15/2011(5)<F49>                         38,000         39,894
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $1,173,461)                                      1,199,977
                                                                   -----------
U.S. TREASURY SECURITIES - 17.3%
U.S. TREASURY BONDS - 13.5%
United States Treasury Bond,
  11.875%, 11/15/2003                                    20,000         22,560
United States Treasury Bond,
  9.875%, 11/15/2015(5)<F49>                          1,825,000      2,618,474
United States Treasury Bond,
  9.250%, 02/15/2016(5)<F49>                            425,000        584,190
United States Treasury Bond,
  5.250%, 11/15/2028(5)<F49>                            530,000        498,479
United States Treasury Inflation
  Index Bond, 3.625%, 04/15/2028                        188,947        204,121
United States Treasury Inflation
  Index Bond, 3.875%, 04/15/2029(5)<F49>              1,115,389      1,257,428
                                                                   -----------
                                                                     5,185,252
                                                                   -----------

U.S. TREASURY NOTES - 3.4%
United States Treasury Note,
  3.875%, 07/31/2003(5)<F49>                            200,000        203,897
United States Treasury Note,
  5.750%, 11/15/2005(5)<F49>                            720,000        768,601
United States Treasury Note,
  5.750%, 08/15/2010(5)<F49>                             10,000         10,700
United States Treasury Note,
  4.875%, 02/15/2012(5)<F49>                            310,000        311,260
                                                                   -----------
                                                                     1,294,458
                                                                   -----------

U.S. TREASURY STRIPS - 0.4%
United States Treasury Strips,
  0.000%, 11/15/2027(5)<F49>                            680,000        152,863
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $6,354,059)                                                  6,632,573
                                                                   -----------

ASSET BACKED SECURITIES - 12.1%
Advanta Mortgage Loan Trust,
  1997-1 A5, 7.350%, 05/25/2027                         495,247        517,439
Americredit Automobile
  Receivables Trust, 2000-D A2,
  6.690%, 05/12/2004                                     58,766         59,078
Chevy Chase Home Loan Trust,
  1996-1 A, 7.150%, 05/15/2015                           85,612         89,073
Cityscape Home Equity Loan Trust,
  1997-C A4, 7.000%, 07/25/2028                          95,440        101,149
Contimortgage Home Equity
  Loan Trust, 1997-2 A9,
  7.090%, 04/15/2028                                    203,747        210,691
Contimortgage Home Equity
  Loan Trust, 1999-3 A7,
  7.280%, 04/25/2014                                    475,000        504,339
Delta Funding Home Equity
  Loan Trust, 1997-3 A6F,
  6.860%, 10/25/2028                                    224,310        236,254
Fairbanks Capital Mortgage
  Loan Trust, 1999-1 A,
  2.440%, 05/25/2028(4)                                 162,131        163,433
Green Tree Financial Corporation,
  1997-7 A6, 6.760%, 07/15/2029                         374,234        390,250
Green Tree Financial Corporation,
  1999-3 A5, 6.160%, 02/01/2031                         450,000        473,289
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                    400,000        416,958
IMC Home Equity Loan Trust,
  1997-5 A10, 6.880%, 11/20/2028                        296,267        312,701
The Money Store Home Equity
  Trust, 1997-D AF7,
  6.485%, 12/15/2038                                    399,880        418,455
Salomon Brothers Mortgage
  Securities VII, 1997-LB6 A6,
  6.820%, 12/25/2027                                    509,880        537,412
SLM Student Loan Trust, Series
  1998-2 A1, 2.450%, 04/25/2007(4)<F48>                  15,320         15,351
UCFC Home Equity Loan,
  1998-C A7, 5.935%, 01/15/2030                         179,971        186,673
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $4,350,694)                                                  4,632,545
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 3.4%
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                        170,267        181,085
Commercial Mortgage Acceptance
  Corporation, 1997-ML1 A4,
  6.735%, 12/15/2030                                     90,100         95,290
GMAC Commercial Mortgage
  Securities Inc., 1997-C1 A3,
  6.869%, 07/15/2029                                    100,000        108,164
Nomura Asset Securities Corporation,
  1996-MD5 A1B, 7.120%, 04/13/2039                      170,000        184,443
Residential Asset Securitization Trust,
  1998-A8 A8, 6.750%, 08/25/2028                        250,000        260,239
Residential Funding Mortgage
  Securities I, 1992-S41 A11,
  7.000%, 12/25/2007                                    353,111        355,716
Residential Funding Mortgage
  Securities I, 1996-S14 M1,
  7.500%, 05/25/2026                                    123,804        130,419
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $1,123,783)                                          1,315,356
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - U.S. AGENCY - 32.9%
FHLMC, Pool 160098,
  10.500%, 01/01/2010                                    24,183         26,848
FHLMC, Series 1 Class Z,
  9.300%, 04/15/2019                                     85,341         89,442
FHLMC, Series 2277,
  7.500%, 01/15/2031                                    349,014        370,926
FHLMC, Series 2418,
  6.000%, 09/15/2019                                    654,781        677,767
FHLMC Gold, Pool C00647,
  6.500%, 09/01/2028                                    128,847        132,160
FHLMC Gold,  Pool C00689,
  6.500%, 12/01/2028                                    184,072        188,804
FHLMC Gold, Pool C00742,
  6.500%, 04/01/2029                                    573,926        587,672
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                    294,144        301,189
FHLMC Gold, Pool C20300,
  6.500%, 01/01/2029                                    284,683        290,719
FNMA, Pool 251967,
  6.500%, 09/01/2028                                    226,263        231,894
FNMA,  Pool 252162,
  6.500%, 12/01/2028                                    184,089        188,670
FNMA,  Pool 252645,
  6.500%, 08/01/2029                                    180,779        185,002
FNMA, Pool 253183,
  7.500%, 04/01/2030                                     40,384         42,704
FNMA, Pool 253398,
  8.000%, 08/01/2030                                    187,533        199,270
FNMA, Pool 303168,
  9.500%, 02/01/2025                                     48,634         53,902
FNMA, Pool 585226,
  6.500%, 05/01/2031                                    179,414        183,309
FNMA,  Pool 627116,
  6.000%, 02/01/2032(5)<F49>                            591,923        591,483
FNMA, Pool TBA,
  7.000%, 07/01/2032                                    200,000        199,500
FNMA, Pool TBA,
  7.000%, 07/01/2032                                    700,000        725,157
FNMA, Series1990-105 Class J,
  6.500%, 09/25/2020                                    233,765        245,799
FNMA, Series 1991-86 Class Z,
  6.500%, 07/25/2021                                    295,831        309,142
FNMA, Series 1992-136 Class PK,
  6.000%, 08/25/2022                                    300,000        305,229
FNMA, Series 1998-66 Class C,
  6.000%, 12/25/2028                                    171,330        174,880
GNMA, Pool 780315,
  9.500%, 12/15/2017                                     91,034        101,972
GNMA, Pool 781340,
  6.500%, 10/15/2031(5)<F49>                            977,666      1,001,692
GNMA, Pool TBA,
  6.500%, 07/01/2032                                  4,500,000      4,591,404
GNMA, Pool TBA,
  8.000%, 07/01/2032                                    600,000        638,625
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $12,490,033)                                    12,635,161
                                                                   -----------

SHORT-TERM INVESTMENTS - 19.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.2%
Federal Home Loan Bank Discount
  Note, 1.713%, 07/01/2002                            7,047,000      7,047,000
FNMA Discount Note,
  1.850%, 08/14/2002(5)<F49>                            300,000        299,322
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $7,346,322)                                                  7,346,322
                                                                   -----------
TOTAL INVESTMENTS
  (COST $43,326,000) - 114.9%                                       44,074,666
                                                                   -----------
Liabilities, less Other Assets - (14.9%)                            (5,707,203)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $38,367,463
                                                                   -----------
                                                                   -----------

(1)<F45>  Foreign security.
(2)<F46>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F47>  Fair valued security.
(4)<F48> Variable rate security. The rate shown is the rate in effect on June 30, 2002.
(5)<F49> This security or a portion of this security is out on loan at June 30, 2002. Total loaned securities had a market value of $9,762,027 at June 30, 2002. (Note 8).

                     See Notes to the Financial Statements.

CCM ADVISORS BALANCED MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002

                                                         SHARES          VALUE
                                                         ------          -----
COMMON STOCKS - 61.6%

AEROSPACE & DEFENSE - 0.7%
Lockheed Martin Corporation                                 100    $     6,950
Northrop Grumman Corporation                                200         25,000
Raytheon Company                                          3,400        138,550
                                                                   -----------
                                                                       170,500
                                                                   -----------

AIR TRANSPORTATION - 0.1%
Southwest Airlines Co.(5)<F55>                            1,500         24,240
                                                                   -----------

AUTOMOBILES - 0.1%
General Motors Corporation(5)<F55>                          600         32,070
                                                                   -----------

BANKING - 5.6%
AmSouth Bancorporation                                      800         17,904
Bank of America Corporation                               3,800        267,368
BB&T Corporation                                            800         30,880
FleetBoston Financial Corporation                        12,800        414,080
Marshall & Ilsley Corporation                               600         18,558
National City Corporation(5)<F55>                         1,600         53,200
Regions Financial Corporation                               300         10,545
SouthTrust Corporation                                      300          7,836
SunTrust Banks, Inc.                                        600         40,632
Union Planters Corporation                                  600         19,422
U.S. Bancorp(5)<F55>                                     16,000        373,600
Wachovia Corporation(5)<F55>                              1,000         38,180
Wells Fargo & Company                                       200         10,012
                                                                   -----------
                                                                     1,302,217
                                                                   -----------

BIOTECHNOLOGY - 0.1%
Amgen Inc.*<F50>(5)<F55>                                    200          8,376
Immunex Corporation*<F50>(5)<F55>                         1,200         26,808
                                                                   -----------
                                                                        35,184
                                                                   -----------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.1%
KB HOME                                                     300         15,453
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 0.4%
International Business
  Machines Corporation(5)<F55>                            1,000         72,000
Pitney Bowes Inc.                                           400         15,888
                                                                   -----------
                                                                        87,888
                                                                   -----------

BUSINESS SERVICES - 2.4%
Deluxe Corporation                                          500         19,445
Equifax Inc.                                                900         24,300
First Data Corporation(5)<F55>                              800         29,760
Synopsys, Inc.*<F50>(5)<F55>                              8,800        482,328
                                                                   -----------
                                                                       555,833
                                                                   -----------

CHEMICALS - 0.3%
Ashland Inc.                                                600         24,300
E.I. du Pont de Nemours and Company                       1,100         48,840
PPG Industries, Inc.                                        200         12,380
                                                                   -----------
                                                                        85,520
                                                                   -----------

COMMUNICATION & MEDIA - 0.1%
AOL Time Warner Inc.*<F50>(5)<F55>                          400          5,884
The Walt Disney Company                                     600         11,340
                                                                   -----------
                                                                        17,224
                                                                   -----------

COMPUTER SERVICES - 1.4%
Computer Sciences Corporation*<F50>(5)<F55>                 400         19,120
Electronic Data Systems Corporation(5)<F55>                 800         29,720
Unisys Corporation*<F50>(5)<F55>                         32,500        292,500
                                                                   -----------
                                                                       341,340
                                                                   -----------

COMPUTERS - 0.3%
Dell Computer Corporation*<F50>(5)<F55>                   2,500         65,350
                                                                   -----------

CONSUMER PRODUCTS - 0.0%
The Clorox Company                                          300         12,405
                                                                   -----------

COSMETICS & SOAP - 0.3%
Kimberly-Clark Corporation                                  500         31,000
The Procter & Gamble Company(5)<F55>                        400         35,720
                                                                   -----------
                                                                        66,720
                                                                   -----------

DRUGS - 7.3%
Abbott Laboratories                                       9,600        361,440
Eli Lilly and Company(5)<F55>                               600         33,840
GlaxoSmithKline plc - ADR(1)<F51>                         4,400        189,816
Johnson & Johnson                                         1,892         98,876
Merck & Co. Inc.                                            500         25,320
Pfizer Inc.                                               3,600        126,000
Roche Holding AG - ADR(1)<F51>                            4,500        340,185
Schering-Plough Corporation                              12,000        295,200
Watson Pharmaceuticals, Inc.*<F50>                        8,900        224,903
                                                                   -----------
                                                                     1,695,580
                                                                   -----------

ELECTRONICS - 1.1%
Motorola, Inc.(5)<F55>                                   17,300        249,466
                                                                   -----------

ENERGY - 0.3%
Edison International*<F50>(5)<F55>                        1,200         20,400
PG&E Corporation*<F50>                                      900         16,101
The Southern Company(5)<F55>                              1,200         32,880
                                                                   -----------
                                                                        69,381
                                                                   -----------

ENERGY SERVICES - 0.1%
McDermott International, Inc.*<F50>(1)<F55>               1,200          9,720
TXU Corp.                                                   300         15,465
                                                                   -----------
                                                                        25,185
                                                                   -----------

ENTERTAINMENT & LEISURE - 0.1%
Brunswick Corporation                                       600         16,800
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.4%
The Bear Stearns Companies Inc.(5)<F55>                     300         18,360
Lehman Brothers Holdings Inc.(5)<F55>                       500         31,260
Morgan Stanley                                            1,000         43,080
                                                                   -----------
                                                                        92,700
                                                                   -----------

FINANCIAL SERVICES - 4.7%
Citigroup Inc.                                            1,666         64,557
Fannie Mae                                                  900         66,375
Freddie Mac(5)<F55>                                       1,000         61,200
Household International, Inc.                               500         24,850
ING Groep N.V. - ADR(1)<F51>(5)<F55>                     16,500        419,595
John Hancock Financial Services, Inc.                       600         21,120
MBIA Inc.                                                 6,800        384,404
Prudential Financial, Inc.*<F50>(5)<F55>                  2,000         66,720
                                                                   -----------
                                                                     1,108,821
                                                                   -----------

FOOD & BEVERAGE - 3.2%
The Coca-Cola Company                                       600         33,600
Coca-Cola Enterprises Inc.(5)<F55>                          900         19,872
ConAgra Foods, Inc.                                       1,100         30,415
Diageo plc - ADR(1)<F51>                                  3,700        191,105
Kellogg Company                                             900         32,274
PepsiCo., Inc.                                              300         14,460
Sara Lee Corporation                                     20,000        412,800
Unilever NV - NYS(1)<F51>                                   200         12,960
                                                                   -----------
                                                                       747,486
                                                                   -----------

GOLD & PRECIOUS METAL - 0.0%
Freeport-McMoRan Copper &
  Gold, Inc. - Class B*<F50>                                500          8,925
                                                                   -----------

HEALTHCARE SUPPLIES - 0.1%
C. R. Bard, Inc.                                            300         16,974
McKesson Corporation                                        600         19,620
                                                                   -----------
                                                                        36,594
                                                                   -----------

HEALTH MAINTENANCE ORGANIZATIONS - 0.1%
WellPoint Health Networks Inc.*<F50>                        300         23,343
                                                                   -----------

HOSPITALS - 0.1%
Tenet Healthcare Corporation*<F50>                          200         14,310
                                                                   -----------

HOTELS/CASINOS - 0.1%
Harrah's Entertainment, Inc.*<F50>                          500         22,175
                                                                   -----------

INSURANCE - 8.1%
ACE Limited(1)<F51>(5)<F55>                               9,700        306,520
Allianz AG - ADR(1)<F51>(5)<F55>                         18,900        376,110
The Allstate Corporation                                 11,000        406,780
American International Group, Inc.                          812         55,403
MGIC Investment Corporation                                 300         20,340
The Progressive Corporation                                 500         28,925
SAFECO Corporation                                       10,000        308,900
Travelers Property Casualty
  Corp. - Class A*<F50>                                  21,900        387,630
                                                                   -----------
                                                                     1,890,608
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.5%
3M Co.                                                      200         24,600
Cooper Industries, Ltd. - Class A(1)<F51>                   400         15,720
Danaher Corporation                                         300         19,905
Dover Corporation                                           500         17,500
Fortune Brands, Inc.                                        400         22,400
Tyco International Ltd.(1)<F51>                             700          9,457
                                                                   -----------
                                                                       109,582
                                                                   -----------

MEDICAL INSTRUMENTS - 2.6%
Boston Scientific Corporation*<F50>                       7,500        219,900
Cardinal Health, Inc.(5)<F55>                               250         15,352
Guidant Corporation*<F50>                                12,000        362,760
                                                                   -----------
                                                                       598,012
                                                                   -----------

METAL PROCESSING - 0.1%
United States Steel Corporation                             900         17,901
                                                                   -----------

MULTI-INDUSTRY - 0.4%
General Electric Company(5)<F55>                          3,400         98,770
                                                                   -----------

NATURAL GAS - 0.1%
Nicor Inc.                                                  400         18,300
                                                                   -----------

NETWORKING - 0.3%
Cisco Systems, Inc.*<F50>                                 4,700         65,565
                                                                   -----------

OIL & GAS - DOMESTIC - 1.7%
Amerada Hess Corporation(5)<F55>                            300         24,750
Apache Corporation                                          420         24,142
Conoco Inc.                                              11,900        330,820
Phillips Petroleum Company                                  100          5,888
                                                                   -----------
                                                                       385,600
                                                                   -----------

OIL & GAS - INTERNATIONAL - 0.7%
Exxon Mobil Corporation                                   2,248         91,988
Marathon Oil Corporation                                    700         18,984
Occidental Petroleum Corporation                            800         23,992
Royal Dutch Petroleum
  Company - NYS(1)<F51>                                     400         22,108
                                                                   -----------
                                                                       157,072
                                                                   -----------

OIL & GAS - SERVICES - 4.4%
ENSCO International Incorporated                          7,800        212,628
Noble Corporation*<F50>(5)<F55>                           6,000        231,600
Schlumberger Limited(1)<F51>                              8,000        372,000
Transocean Inc.(1)<F51>(5)<F55>                           6,900        214,935
                                                                   -----------
                                                                     1,031,163
                                                                   -----------

PACKAGING - 0.2%
Ball Corporation                                            400         16,592
Bemis Company, Inc.                                         300         14,250
Pactiv Corporation*<F50>                                    800         19,040
                                                                   -----------
                                                                        49,882
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Equity Office Properties Trust                              300          9,030
Plum Creek Timber Company, Inc.                             300          9,210
                                                                   -----------
                                                                        18,240
                                                                   -----------

RESTAURANTS - 0.1%
Darden Restaurants, Inc.(5)<F55>                            750         18,525
                                                                   -----------

RETAIL - 6.5%
Albertson's, Inc.(5)<F55>                                   700         21,322
AutoZone, Inc.*<F50>                                        200         15,460
Best Buy Co., Inc.*<F50>                                    200          7,260
Circuit City Stores-Circuit City Group                   19,200        360,000
CVS Corporation                                          11,900        364,140
Dillard's, Inc. - Class A                                   600         15,774
The Home Depot, Inc.                                        400         14,692
The Kroger Co.*<F50>(5)<F55>                              1,600         31,840
Limited Brands(5)<F55>                                   11,500        244,950
Lowe's Companies, Inc.(5)<F55>                              900         40,860
Nordstrom, Inc.                                          10,300        233,295
Office Depot, Inc.*<F50>                                  1,200         20,160
Sears, Roebuck and Co.(5)<F55>                              700         38,010
SUPERVALU INC.                                              700         17,171
The TJX Companies, Inc.(5)<F55>                           1,000         19,610
Wal-Mart Stores, Inc.(5)<F55>                             1,400         77,014
                                                                   -----------
                                                                     1,521,558
                                                                   -----------

SEMICONDUCTOR COMPONENTS
  & EQUIPMENT - 0.2%
Analog Devices, Inc.*<F50>                                  600         17,820
KLA-Tencor Corporation*<F50>(5)<F55>                        300         13,197
Maxim Integrated Products, Inc.*<F50>                       200          7,666
                                                                   -----------
                                                                        38,683
                                                                   -----------

SEMICONDUCTORS - 0.5%
Intel Corporation(5)<F55>                                 4,600         84,042
National Semiconductor Corporation*<F50>                    600         17,502
NVIDIA Corporation*<F50>(5)<F55>                            800         13,744
                                                                   -----------
                                                                       115,288
                                                                   -----------

SOFTWARE - 3.2%
Autodesk, Inc.(5)<F55>                                    1,000         13,250
BMC Software, Inc.*<F50>(5)<F55>                         30,000        498,000
Microsoft Corporation*<F50>                               2,000        109,400
Oracle Corporation*<F50>                                    900          8,523
Parametric Technology Corporation*<F50>                  36,300        124,509
                                                                   -----------
                                                                       753,682
                                                                   -----------

TELECOMMUNICATIONS - 0.7%
ALLTEL Corporation(5)<F55>                                  800         37,600
AT&T Corp.(5)<F55>                                        4,000         42,800
BellSouth Corporation                                     1,300         40,950
CenturyTel, Inc.                                            600         17,700
SBC Communications Inc.                                     779         23,760
Verizon Communications Inc.                                 176          7,066
                                                                   -----------
                                                                       169,876
                                                                   -----------

TELECOMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corporation*<F50>                                    900         12,897
Scientific-Atlanta, Inc.                                    800         13,160
                                                                   -----------
                                                                        26,057
                                                                   -----------

TIRE & RUBBER - 0.1%
Cooper Tire & Rubber Company                                800         16,440
The Goodyear Tire & Rubber Company                          800         14,968
                                                                   -----------
                                                                        31,408
                                                                   -----------

TRANSPORTATION - 0.1%
Union Pacific Corporation                                   500         31,640
                                                                   -----------

TRAVEL & RECREATION - 1.3%
Carnival Corporation(1)<F51>(5)<F55>                     10,700        296,283
                                                                   -----------

TRUCKING - 0.1%
Ryder System, Inc.                                          700         18,963
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $15,062,573)                                                14,385,368
                                                                   -----------

                                                      PRINCIPAL
                                                        AMOUNT
                                                      ---------
CORPORATE BONDS - 8.1%

AEROSPACE & DEFENSE - 0.6%
Lockheed Martin Corporation,
  7.650%, 05/01/2016                                 $   30,000         34,192
Lockheed Martin Corporation,
  8.500%, 12/01/2029                                     20,000         24,213
Raytheon Company,
  7.200%, 08/15/2027                                     40,000         40,959
Systems 2001 Asset Trust, 6.664%,
  09/15/2013 (Cost $27,192,
  Acquired 09/19/2001)(2)                                27,192         28,906
                                                                   -----------
                                                                       128,270
                                                                   -----------

AUTOMOBILES - 0.5%
Ford Motor Company,
  7.700%, 05/15/2097                                    120,000        109,012
                                                                   -----------

BANKS - 0.5%
Bank of America Corporation,
  7.400%, 01/15/2011                                     50,000         54,848
Bank One Corporation,
  6.000%, 02/17/2009                                     40,000         41,078
Key Bank, N.A., 7.000%, 02/01/2011                       30,000         31,706
                                                                   -----------
                                                                       127,632
                                                                   -----------

CHEMICALS - 0.2%
The Dow Chemical Company,
  5.250%, 05/14/2004                                     40,000         40,955
                                                                   -----------

COMMUNICATION & MEDIA - 0.3%
AOL Time Warner Inc.,
  7.700%, 05/01/2032                                     20,000         17,790
TCI Communications, Inc.,
  6.375%, 05/01/2003                                     50,000         51,073
                                                                   -----------
                                                                        68,863
                                                                   -----------

COMPUTER SERVICES - 0.2%
Electronic Data Systems Corporation,
  7.450%, 10/15/2029                                     50,000         52,432
                                                                   -----------

DRUGS - 0.1%
Bristol-Myers Squibb Company,
  5.750%, 10/01/2011                                     30,000         29,901
                                                                   -----------

ENERGY - 0.5%
Commonwealth Edison Company,
  6.150%, 03/15/2012 (Cost $61,283,
  Acquired 06/13/2002)(2)<F52>                           60,000         61,852
FirstEnergy Corp., 6.450%, 11/15/2011                    10,000          9,729
FirstEnergy Corp., 7.375%, 11/15/2031                    10,000          9,522
Hydro-Quebec, 6.300%, 05/11/2011(1)<F51>                 20,000         21,245
Hydro-Quebec, 7.500%, 04/01/2016(1)<F51>                 10,000         11,651
                                                                   -----------
                                                                       113,999
                                                                   -----------

FINANCIAL - 1.6%
Citigroup Inc., 6.000%, 02/21/2012                       35,000         35,205
General Electric Capital Corporation,
  5.875%, 02/15/2012                                     40,000         39,688
General Electric Capital Corporation,
  6.750%, 03/15/2032                                     20,000         19,708
General Motors Nova Scotia Finance
  Company, 6.850%, 10/15/2008(1)<F51>                    30,000         31,183
Household Finance Corporation,
  8.000%, 07/15/2010                                     40,000         42,312
Household Finance Corporation,
  7.000%, 05/15/2012                                     10,000          9,961
PDVSA Finance Ltd.,
  8.500%, 11/16/2012(1)<F51>                             10,000          8,775
Petrozuata Finance Inc., 8.220%,
  04/01/2017 (Cost $111,852,
  Acquired 10/1998 - 01/2000)(1)<F51>(2)<F52>           130,000         87,425
Qwest Capital Funding, Inc.,
  7.750%, 02/15/2031                                     70,000         36,750
Verizon Global Funding Corp.,
  6.875%, 06/15/2012(5)<F55>                             60,000         59,024
                                                                   -----------
                                                                       370,031
                                                                   -----------

FINANCIAL - INVESTMENT BANKING
  CORPORATIONS - 0.1%
Credit Suisse First Boston,
  5.750%, 04/15/2007                                     20,000         20,482
J.P. Morgan Chase & Co.,
  5.250%, 05/30/2007                                     10,000         10,069
                                                                   -----------
                                                                        30,551
                                                                   -----------

FOOD & BEVERAGES - 0.1%
The Pepsi Bottling Group, Inc.,
  7.000%, 03/01/2029 (Cost $24,846,
  Acquired 03/03/1999)(2)<F52>                           25,000         26,686
                                                                   -----------

INDUSTRIAL - 0.3%
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $74,308,
  Acquired 07/16/1998)(2)<F52>(4)<F54>                   74,308         77,705
                                                                   -----------

INSURANCE - 0.1%
XL Capital Finance plc(1)<F51>                           30,000         31,109
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.2%
Tyco International Group SA,
  6.375%, 10/15/2011(1)<F51>                             40,000         30,680
Tyco International Group SA,
  6.875%, 01/15/2029(1)<F51>                             10,000          7,116
                                                                   -----------
                                                                        37,796
                                                                   -----------

OIL & GAS - 1.2%
Apache Corporation,
  6.250%, 04/15/2012                                     10,000         10,343
BP Capital Markets plc,
  4.625%, 05/27/2005                                     40,000         41,116
Conoco Funding Co.,
  6.350%, 10/15/2011                                     50,000         51,929
El Paso Corporation,
  7.750%, 01/15/2032                                     30,000         27,897
Petronas Capital Ltd., 7.875%,
  05/22/2022 (Cost $9,953,
  Acquired 05/15/2002)(1)<F51>(2)<F52>                   10,000          9,964
Phillips Petroleum Company,
  8.750%, 05/25/2010                                     20,000         23,783
Sonat Inc., 7.625%, 07/15/2011                           20,000         19,718
Tennessee Gas Pipeline Company,
  8.375%, 06/15/2032                                     10,000         10,370
Tosco Corporation, 8.250%, 05/15/2003                    50,000         52,221
The Williams Companies, Inc.,
  7.750%, 06/15/2031                                     20,000         14,693
The Williams Companies, Inc.,
  8.750%, 03/15/2032 (Cost $20,767,
  Acquired 04/10/2002)(2)<F52>                           20,000         16,329
                                                                   -----------
                                                                       278,363
                                                                   -----------

PAPER & FOREST - 0.3%
MeadWestvaco Corporation,
  6.850%, 04/01/2012                                     20,000         21,035
Weyerhaeuser Company, 6.750%,
  03/15/2012 (Cost $39,794, Acquired
  03/06/2002 and 04/10/2002)(2)<F52>                     40,000         41,494
Weyerhaeuser Company, 7.375%,
  03/15/2032 (Cost $9,871,
  Acquired 03/06/2002)(2)<F52>                           10,000         10,181
                                                                   -----------
                                                                        72,710
                                                                   -----------

RAILROAD TRANSPORTATION - 0.3%
Consolidated Rail Corp.,
  7.875%, 05/15/2043                                     20,000         21,760
CSX Corporation, 7.950%, 05/01/2027                      50,000         55,964
                                                                   -----------
                                                                        77,724
                                                                   -----------

RETAIL - 0.3%
Target Corporation,
  5.875%, 03/01/2012                                     60,000         60,790
                                                                   -----------

TELECOMMUNICATION - 0.1%
AT&T Corp., 8.000%, 11/15/2031,
  (Cost $9,893, Acquired 11/15/2001)(2)<F52>             10,000          7,871
Sprint Capital Corporation,
  6.900%, 05/01/2019                                     20,000         13,383
                                                                   -----------
                                                                        21,254
                                                                   -----------

WASTE DISPOSAL - 0.6%
Waste Management, Inc.,
  7.000%, 07/15/2028                                    150,000        140,896
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $1,923,634)                                                  1,896,679
                                                                   -----------

FOREIGN GOVERNMENT BONDS - 0.5%
Quebec Province,
  7.500%, 09/15/2029(1)<F51>                             10,000         11,493
Republic of Poland,
  6.250%, 07/03/2012(1)<F51>                             40,000         39,652
United Mexican States,
  11.500%, 05/15/2026(1)<F51>                            60,000         76,260
                                                                   -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $123,652)                                                      127,405
                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
FHLMC, 5.750%, 01/15/2012(5)<F55>                       100,000        102,929
FNMA, 6.000%, 05/15/2011(5)<F55>                          3,000          3,150
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $102,912)                                          106,079
                                                                   -----------

U.S. TREASURY SECURITIES - 5.1%

U.S. TREASURY BONDS - 3.9%
United States Treasury Bond,
  5.250%, 11/15/2028(5)                                 280,000        263,348
United States Treasury Inflation
  Index Bond, 3.625%, 04/15/2028                         55,573         60,036
United States Treasury Inflation
  Index Bond, 3.875%, 04/15/2029(5)<F55>                524,890        591,731
                                                                   -----------
                                                                       915,115
                                                                   -----------

U.S. TREASURY NOTES - 1.0%
United States Treasury Note,
  5.750%, 11/15/2005(5)<F55>                             30,000         32,025
United States Treasury Note,
  5.750%, 08/15/2010(5)<F55>                             10,000         10,700
United States Treasury Note,
  4.875%, 02/15/2012(5)<F55>                            180,000        180,731
                                                                   -----------
                                                                       223,456
                                                                   -----------

U.S. TREASURY STRIPS - 0.2%
United States Treasury Strips,
  0.000%, 11/15/2027(5)<F55>                            210,000         47,208
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $1,153,111)                                                  1,185,779
                                                                   -----------

ASSET BACKED SECURITIES - 1.9%
Americredit Automobile Receivables
  Trust, 2000-D A2, 6.690%, 05/12/2004                   23,506         23,631
Chevy Chase Home Loan Trust,
  1996-1 A, 7.150%, 05/15/2015                           34,245         35,629
Green Tree Financial Corporation,
  1999-3 A5, 6.160%, 02/01/2031                         170,000        178,798
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                    100,000        104,239
SLM Student Loan Trust,
  1998-2 A1, 2.450%, 04/25/2007(3)<F53>                   6,566          6,579
UCFC Home Equity Loan,
  1998-C A7, 5.935%, 01/15/2030                          89,985         93,336
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $406,176)                                                      442,212
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 0.7%
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                         85,133         90,543
Nomura Asset Securities Corporation,
  1996-MD5 A1B, 7.120%, 04/13/2039                       70,000         75,947
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $158,082)                                              166,490
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - U.S. AGENCY - 12.1%
FNMA, Pool 544449,
  6.500%, 08/01/2030                                    139,402        142,464
FNMA, Pool 564009,
  6.500%, 12/01/2030                                     64,236         65,647
FNMA, Pool 627116,
  6.000%, 02/01/2032(5)<F55>                            591,923        591,483
FNMA, Pool TBA, 07/01/2032                              200,000        199,500
FNMA, Pool TBA, 07/01/2032                              300,000        310,781
GNMA, Pool 540046,
  8.000%, 09/15/2030                                    487,446        519,562
GNMA, Pool 559847,
  6.000%, 01/15/2032                                     99,520         99,661
GNMA, Pool 582210,
  6.000%, 01/15/2032                                     97,714         97,853
GNMA, Pool 781340,
  6.500%, 10/15/2031(5)<F55>                            782,132        801,353
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $2,771,828)                                      2,828,304
                                                                   -----------

SHORT-TERM INVESTMENTS - 9.8%

U.S. GOVERNMENT OBLIGATIONS - 9.8%
Federal Home Loan Bank Discount
  Note, 1.713%, 07/01/2002                            1,971,000      1,971,000
FNMA Discount Note,
  1.850%, 08/14/2002(5)<F55>                            300,000        299,322
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $2,270,322)                                                  2,270,322
                                                                   -----------
TOTAL INVESTMENTS
  (COST $23,972,290) - 100.3%                                       23,408,638
                                                                   -----------
Liabilities Less Other Assets - (0.3%)                                 (69,462)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $23,339,176
                                                                   -----------
                                                                   -----------

  *<F50>   Non-income Producing Security.
     ADR   American Depository Receipt.
     NYS   New York Shares.
(1)<F51>   Foreign Security.
(2)<F52>   Restricted under Rule 144A of the Securities Act of 1933.
(3)<F53> Variable rate security. The rate shown is the rate in effect on June 30, 2002.
(4)<F54>   Fair valued security.
(5)<F55> This security or a portion of this security is out on loan at June 30, 2002. Total loaned securities had a market value of $7,741,302 at June 30, 2002. (Note 8.)

                     See Notes to the Financial Statements.

CCM ADVISORS DIVERSIFIED EQUITY MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002

                                                         SHARES          VALUE
                                                         ------          -----
COMMON STOCKS - 93.0%

AEROSPACE & DEFENSE - 1.0%
Lockheed Martin Corporation                                 800    $    55,600
Northrop Grumman Corporation(2)<F58>                      2,400        300,000
Raytheon Company                                         12,800        521,600
                                                                   -----------
                                                                       877,200
                                                                   -----------

AIR TRANSPORTATION - 0.3%
Southwest Airlines Co.(2)<F58>                           16,700        269,872
                                                                   -----------

AUTOMOBILES - 0.5%
General Motors Corporation(2)<F58>                        7,300        390,185
                                                                   -----------

BANKING - 8.5%
AmSouth Bancorporation(2)<F58>                           10,200        228,276
Bank of America Corporation                              23,000      1,618,280
BB&T Corporation(2)<F58>                                  9,600        370,560
FleetBoston Financial Corporation                        48,700      1,575,445
Marshall & Ilsley Corporation                             6,400        197,952
National City Corporation(2)<F58>                        14,900        495,425
Regions Financial Corporation(2)<F58>                     6,100        214,415
SunTrust Banks, Inc.                                      6,100        413,092
Union Planters Corporation                                6,450        208,787
U.S. Bancorp(2)<F58>                                     60,900      1,422,015
Wachovia Corporation(2)<F58>                             10,400        397,072
Wells Fargo & Company                                     2,600        130,156
                                                                   -----------
                                                                     7,271,475
                                                                   -----------

BIOTECHNOLOGY - 0.4%
Amgen Inc.*<F56>(2)<F58>                                  3,900        163,332
Immunex Corporation*<F56>                                 8,300        185,422
                                                                   -----------
                                                                       348,754
                                                                   -----------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.2%
KB HOME(2)<F58>                                           3,200        164,832
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 1.2%
International Business
  Machines Corporation(2)<F58>                           11,000        792,000
Pitney Bowes Inc.                                         6,100        242,292
                                                                   -----------
                                                                     1,034,292
                                                                   -----------

BUSINESS SERVICES - 3.2%
Deluxe Corporation                                        5,600        217,784
Equifax Inc.                                              7,800        210,600
First Data Corporation(2)<F58>                           13,100        487,320
Synopsys, Inc.*<F56>(2)<F58>                             33,100      1,814,211
                                                                   -----------
                                                                     2,729,915
                                                                   -----------

CHEMICALS - 0.9%
Ashland Inc.                                              4,700        190,350
E.I. du Pont de Nemours and Company(2)<F58>               9,600        426,240
PPG Industries, Inc.                                      2,000        123,800
                                                                   -----------
                                                                       740,390
                                                                   -----------

COMMUNICATION & MEDIA - 0.3%
AOL Time Warner Inc.*<F56>(2)<F58>                        6,150         90,466
Clear Channel Communications, Inc.*<F56>                  1,100         35,222
The Walt Disney Company                                   5,300        100,170
                                                                   -----------
                                                                       225,858
                                                                   -----------

COMPUTER SERVICES - 1.6%
Computer Sciences Corporation*<F56>(2)<F58>               4,300        205,540
Electronic Data Systems Corporation(2)<F58>               5,000        185,750
Unisys Corporation*<F56>(2)<F58>                        110,400        993,600
                                                                   -----------
                                                                     1,384,890
                                                                   -----------

COMPUTERS - 0.8%
Dell Computer Corporation*<F56>(2)<F58>                  27,600        721,464
                                                                   -----------

CONSUMER PRODUCTS - 0.2%
The Clorox Company                                        4,900        202,615
                                                                   -----------

COSMETICS & SOAP - 1.3%
Avon Products, Inc.                                       2,600        135,824
Kimberly-Clark Corporation                                5,500        341,000
The Procter & Gamble Company(2)<F58>                      6,800        607,240
                                                                   -----------
                                                                     1,084,064
                                                                   -----------

DRUGS - 10.2%
Abbott Laboratories                                      40,900      1,539,885
Eli Lilly and Company(2)<F58>                            10,300        580,920
GlaxoSmithKline plc - ADR(1)<F57>                        16,900        729,066
Johnson & Johnson(2)<F58>                                20,310      1,061,401
Merck & Co. Inc.                                          5,700        288,648
Pfizer Inc.                                              36,975      1,294,125
Roche Holding AG - ADR(1)<F57>                           15,500      1,171,749
Schering-Plough Corporation                              49,800      1,225,080
Watson Pharmaceuticals, Inc.*<F56>                       33,400        844,018
                                                                   -----------
                                                                     8,734,892
                                                                   -----------

ELECTRICAL EQUIPMENT - 0.1%
Solectron Corporation*<F56>(2)<F58>                      11,300         69,495
                                                                   -----------

ELECTRONICS - 1.1%
Motorola, Inc.(2)<F58>                                   65,700        947,394
                                                                   -----------

ENERGY - 0.8%
Edison International*<F56>(2)<F58>                       12,500        212,500
PG&E Corporation*<F56>                                   10,000        178,900
The Southern Company(2)<F58>                             12,000        328,800
                                                                   -----------
                                                                       720,200
                                                                   -----------

ENERGY SERVICES - 0.2%
McDermott International, Inc.*<F56>(1)<F57>               6,500         52,650
TXU Corp.(2)<F58>                                         3,100        159,805
                                                                   -----------
                                                                       212,455
                                                                   -----------

ENTERTAINMENT & LEISURE - 0.2%
Brunswick Corporation                                     6,300        176,400
                                                                   -----------

FINANCIAL - INVESTMENT BANKING
  CORPORATIONS - 1.2%
The Bear Stearns Companies Inc.(2)<F58>                   3,400        208,080
Lehman Brothers Holdings Inc.(2)<F58>                     5,300        331,356
Morgan Stanley                                           10,800        465,264
                                                                   -----------
                                                                     1,004,700
                                                                   -----------

FINANCIAL SERVICES - 6.9%
Citigroup Inc.                                           16,666        645,807
Fannie Mae                                                9,700        715,375
Freddie Mac(2)<F58>                                       9,800        599,760
Household International, Inc.                             6,900        342,930
ING Groep N.V. - ADR(1)<F57>(2)<F58>                     63,000      1,602,090
John Hancock Financial Services, Inc.                     6,300        221,760
MBIA Inc.                                                27,650      1,563,054
Prudential Financial, Inc.*<F56>(2)<F58>                  6,500        216,840
                                                                   -----------
                                                                     5,907,616
                                                                   -----------

FOOD & BEVERAGE - 4.2%
The Coca-Cola Company                                     6,800        380,800
Coca-Cola Enterprises Inc.(2)<F58>                        9,600        211,968
ConAgra Foods, Inc.                                      11,300        312,445
Diageo plc - ADR(1)<F57>                                 14,100        728,265
Kellogg Company                                           8,500        304,810
PepsiCo., Inc.                                            2,300        110,860
Sara Lee Corporation                                     76,100      1,570,704
                                                                   -----------
                                                                     3,619,852
                                                                   -----------

GOLD & PRECIOUS METAL - 0.1%
Freeport-McMoRan Copper
  & Gold, Inc. - Class B*<F56>                            6,200        110,670
                                                                   -----------

HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
WellPoint Health Networks Inc.*<F56>                      3,100        241,211
                                                                   -----------

HEALTHCARE SUPPLIES - 0.5%
C.R. Bard, Inc.                                           3,400        192,372
McKesson Corporation                                      6,200        202,740
                                                                   -----------
                                                                       395,112
                                                                   -----------

HOTELS/CASINOS - 0.2%
Harrah's Entertainment, Inc.*<F56>                        4,800        212,880
                                                                   -----------

INSURANCE - 9.2%
ACE Limited(1)<F57>(2)<F58>                              36,900      1,166,040
Allianz AG - ADR(1)<F57>(2)<F58>                         71,900      1,430,810
The Allstate Corporation                                 41,200      1,523,576
American International Group, Inc.                        6,494        443,086
The Hartford Financial
  Services Group, Inc.                                    3,600        214,092
MGIC Investment Corporation                               3,000        203,400
The Progressive Corporation                               4,700        271,895
SAFECO Corporation                                       37,500      1,158,375
Travelers Property Casualty
  Corp. - Class A*<F56>                                  83,300      1,474,410
                                                                   -----------
                                                                     7,885,684
                                                                   -----------

INTERNET - 0.1%
Yahoo! Inc.*<F56>(2)<F58>                                 2,400         35,424
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 1.3%
3M Co.(2)<F58>                                            2,000        246,000
Cooper Industries, Ltd. - Class A(1)<F57>                 4,200        165,060
Danaher Corporation                                       2,800        185,780
Dover Corporation                                         5,500        192,500
Fortune Brands, Inc.                                      3,700        207,200
Tyco International Ltd.(1)<F57>                           7,700        104,027
                                                                   -----------
                                                                     1,100,567
                                                                   -----------

MEDICAL INSTRUMENTS - 2.7%
Boston Scientific Corporation*<F56>                      28,200        826,824
Cardinal Health, Inc.(2)<F58>                             2,600        159,666
Guidant Corporation*<F56>                                45,000      1,360,350
                                                                   -----------
                                                                     2,346,840
                                                                   -----------

METAL PROCESSING - 0.4%
United States Steel Corporation                           9,600        190,944
Worthington Industries, Inc.                              8,100        146,610
                                                                   -----------
                                                                       337,554
                                                                   -----------

MULTI-INDUSTRY - 1.1%
General Electric Company(2)<F58>                         33,800        981,890
                                                                   -----------

NATURAL GAS - 0.2%
Nicor Inc.                                                3,800        173,850
                                                                   -----------

NETWORKING - 0.8%
Cisco Systems, Inc.*<F56>                                48,900        682,155
Lucent Technologies Inc.*<F56>                           16,300         27,058
                                                                   -----------
                                                                       709,213
                                                                   -----------

OIL & GAS - DOMESTIC - 2.4%
Amerada Hess Corporation(2)<F58>                          3,300        272,250
Apache Corporation                                        3,800        218,424
Conoco Inc.                                              53,500      1,487,300
Phillips Petroleum Company                                1,600         94,208
                                                                   -----------
                                                                     2,072,182
                                                                   -----------

OIL & GAS - INTERNATIONAL - 1.7%
Exxon Mobil Corporation                                  20,352        832,804
Marathon Oil Corporation                                  7,300        197,976
Occidental Petroleum Corporation                          8,800        263,912
Royal Dutch Petroleum
  Company - NYS(1)<F57>                                   2,600        143,702
                                                                   -----------
                                                                     1,438,394
                                                                   -----------

OIL & GAS - SERVICES - 4.5%
ENSCO International Incorporated(2)<F58>                 29,800        812,348
Noble Corporation*<F56>(2)<F58>                          22,300        860,780
Schlumberger Limited(1)<F57>                             30,000      1,395,000
Transocean Inc.(1)<F57>(2)<F58>                          26,300        819,245
                                                                   -----------
                                                                     3,887,373
                                                                   -----------

PACKAGING - 0.6%
Ball Corporation                                          3,800        157,624
Bemis Company, Inc.                                       3,300        156,750
Pactiv Corporation*<F56>                                  8,100        192,780
                                                                   -----------
                                                                       507,154
                                                                   -----------

REAL ESTATE INVESTMENT
  TRUSTS (REITS) - 0.2%
Equity Office Properties Trust                            3,200         96,320
Plum Creek Timber Company, Inc.                           3,600        110,520
                                                                   -----------
                                                                       206,840
                                                                   -----------

RESTAURANTS - 0.2%
Darden Restaurants, Inc.(2)<F58>                          6,600        163,020
                                                                   -----------

RETAIL - 9.6%
Albertson's, Inc.(2)<F58>                                 8,500        258,910
AutoZone, Inc.*<F56>                                      2,400        185,520
Best Buy Co., Inc.*<F56>(2)<F58>                          2,900        105,270
Circuit City Stores-Circuit City Group                   78,700      1,475,625
CVS Corporation                                          45,000      1,377,000
Dillard's, Inc. - Class A                                 6,000        157,740
The Home Depot, Inc.                                      4,200        154,266
The Kroger Co.*<F56>(2)<F58>                             15,700        312,430
Limited Brands(2)<F58>                                   54,900      1,169,370
Lowe's Companies, Inc.(2)<F58>                            6,200        281,480
Nordstrom, Inc.                                          38,700        876,555
Office Depot, Inc.*<F56>                                 11,200        188,160
Sears, Roebuck and Co.(2)<F58>                            8,700        472,410
SUPERVALU INC.                                            8,700        213,411
The TJX Companies, Inc.(2)<F58>                          11,400        223,554
Wal-Mart Stores, Inc.(2)<F58>                            13,300        731,633
                                                                   -----------
                                                                     8,183,334
                                                                   -----------

SEMICONDUCTOR COMPONENTS
  & EQUIPMENT - 0.5%
Analog Devices, Inc.*<F56>                                5,100        151,470
Broadcom Corporation - Class A*<F56>                      1,100         19,294
KLA-Tencor Corporation*<F56>(2)<F58>                      4,000        175,960
Maxim Integrated Products, Inc.*<F56>(2)<F58>             2,600         99,658
                                                                   -----------
                                                                       446,382
                                                                   -----------

SEMICONDUCTORS - 1.4%
Intel Corporation(2)<F58>                                49,100        897,057
National Semiconductor Corporation*<F56>                  6,000        175,020
NVIDIA Corporation*<F56>(2)<F58>                          7,300        125,414
                                                                   -----------
                                                                     1,197,491
                                                                   -----------

SOFTWARE - 4.4%
Autodesk, Inc.(2)<F58>                                   11,400        151,050
BMC Software, Inc.*<F56>(2)<F58>                        117,000      1,942,200
Microsoft Corporation*<F56>                              20,600      1,126,820
Oracle Corporation*<F56>                                 10,700        101,329
Parametric Technology Corporation*<F56>                 134,300        460,649
                                                                   -----------
                                                                     3,782,048
                                                                   -----------

TELECOMMUNICATIONS - 2.1%
ALLTEL Corporation(2)<F58>                                7,700        361,900
AT&T Corp.(2)<F58>                                       42,500        454,750
BellSouth Corporation                                    15,600        491,400
CenturyTel, Inc.                                          6,400        188,800
SBC Communications Inc.                                   7,227        220,423
Verizon Communications Inc.                               1,432         57,495
                                                                   -----------
                                                                     1,774,768
                                                                   -----------

TELECOMMUNICATIONS EQUIPMENT - 0.4%
Andrew Corporation*<F56>(2)<F58>                         11,600        166,228
Scientific-Atlanta, Inc.                                  8,600        141,470
                                                                   -----------
                                                                       307,698
                                                                   -----------

TIRE & RUBBER - 0.4%
Cooper Tire & Rubber Company                              7,700        158,235
The Goodyear Tire
  & Rubber Company                                        8,300        155,293
                                                                   -----------
                                                                       313,528
                                                                   -----------

TRANSPORTATION - 0.4%
Union Pacific Corporation(2)<F58>                         5,300        335,384
                                                                   -----------

TRAVEL & RECREATION - 1.7%
Carnival Corporation(1)<F57>(2)<F58>                     52,700      1,459,263
                                                                   -----------

TRUCKING - 0.3%
Ryder System, Inc.                                        8,700        235,683
                                                                   -----------

TOTAL COMMON STOCKS
  (COST $83,682,232)                                                79,680,247
                                                                   -----------


                                                      PRINCIPAL
                                                        AMOUNT
                                                      ---------
SHORT-TERM INVESTMENTS - 5.7%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.7%
Federal Home Loan Bank Discount
  Note, 1.71%, 07/01/2002                            $4,920,000      4,920,000
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (COST $4,920,000)                                                  4,920,000
                                                                   -----------
TOTAL INVESTMENTS
  (COST $88,602,232) - 98.7%                                        84,600,247
                                                                   -----------
Other Assets Less Liabilities - 1.3%                                 1,084,179
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $85,684,426
                                                                   -----------
                                                                   -----------

  *<F56>   Non-income Producing Security.
     ADR   American Depository Receipt.
     NYS   New York Shares.
(1)<F57>   Foreign Security.
(2)<F58> This security or a portion of this security is out on loan at June 30, 2002. Total loaned securities had a market value of $32,639,334 at June 30, 2002. (Note 8).

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF ASSETS & LIABILITIES
June 30, 2002

                                                      LIMITED MATURITY      FULL MATURITY                            DIVERSIFIED
                                                        FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                      MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                      ----------------    ----------------    ----------------    ----------------
ASSETS:
   Investments, at value*<F59>                           $84,883,504         $44,074,666         $23,408,638         $84,600,247
   Receivable for securities loaned                       23,449,231           9,959,654           7,953,238          33,823,155
   Cash                                                       23,059               2,605              24,087               2,719
   Dividends receivable                                           --                  --              22,405             114,108
   Interest receivable                                       817,595             381,124              67,835                 248
   Deposit at broker for written options                          --                  --              50,000                  --
   Receivable for futures contracts                               --               2,266                 687                  --
   Receivable for investments sold                                --             412,206             890,428           1,580,901
   Receivable for contributed capital                        220,942             135,703                  --                  --
   Prepaid expenses                                            7,451               7,451               7,451               7,439
                                                         -----------         -----------         -----------         -----------
        Total assets                                     109,401,782          54,975,675          32,424,769         120,128,817
                                                         -----------         -----------         -----------         -----------

LIABILITIES:
   Payables for collateral received
     for securities loaned                                23,449,231           9,959,654           7,953,238          33,823,155
   Payable to Advisor                                         34,069              31,406              30,302              53,996
   Payable for investments purchased                              --           6,574,824           1,063,444             521,870
   Accrued expenses and other liabilities                     44,340              42,328              38,609              45,370
                                                         -----------         -----------         -----------         -----------
        Total liabilities                                 23,527,640          16,608,212           9,085,593          34,444,391
                                                         -----------         -----------         -----------         -----------

        Net assets                                       $85,874,142         $38,367,463         $23,339,176         $85,684,426
                                                         -----------         -----------         -----------         -----------
                                                         -----------         -----------         -----------         -----------

*<F59>  Cost of investments                              $83,820,252         $43,326,000         $23,972,290         $88,602,232
                                                         -----------         -----------         -----------         -----------
                                                         -----------         -----------         -----------         -----------

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF OPERATIONS
For the Period November 1, 2001(1)<F61> through June 30, 2002

                                                      LIMITED MATURITY      FULL MATURITY                            DIVERSIFIED
                                                        FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                      MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                      ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends*<F60>                                        $       --         $        --           $ 151,796         $   858,279
   Interest                                                2,253,582           1,425,020             247,052              41,746
   Income from securities lending                                347                 359                 203                 819
                                                          ----------         -----------           ---------         -----------
        Total Investment Income                            2,253,929           1,425,379             399,051             900,844
                                                          ----------         -----------           ---------         -----------

EXPENSES
Investment advisory fees                                     250,342             122,251             119,118             450,713
Administration fees                                           27,605              13,448               9,997              33,225
Audit fees                                                    11,499              11,499              11,512              11,516
Custodian fees and expenses                                    8,651              15,089              20,762              22,216
Directors' fees and expenses                                   3,141               3,141               2,991               3,192
Fund accounting fees                                          39,184              44,804              35,496              28,068
Insurance Expense                                              2,254               2,254               2,254               2,266
Legal fees                                                    12,387              12,387              12,339              12,347
                                                          ----------         -----------           ---------         -----------
NET EXPENSES                                                 355,063             224,873             214,469             563,543
                                                          ----------         -----------           ---------         -----------
NET INVESTMENT INCOME                                      1,898,866           1,200,506             184,582             337,301
                                                          ----------         -----------           ---------         -----------

CCM ADVISORS FUNDS - MASTER
  INVESTMENT PORTFOLIOS
Realized gain (loss) on:
   Investments sold                                          374,263             215,911            (303,714)         (1,700,378)
   Option contracts expired or closed                             --              34,331                (801)                 --
   Futures contracts closed                                       --             (12,093)             (8,671)                 --
                                                          ----------         -----------           ---------         -----------
   Net realized gain (loss)                                  374,263             238,149            (313,186)         (1,700,378)

Change in unrealized appreciation (depreciation) on:
   Investments                                              (615,111)         (1,010,431)            (18,684)             22,562
   Written options                                                --             118,246               8,468                  --
   Futures contracts                                              --            (180,360)             (7,337)                 --
                                                          ----------         -----------           ---------         -----------
   Net unrealized gain (loss)                               (615,111)         (1,072,545)            (17,553)             22,562
                                                          ----------         -----------           ---------         -----------
NET LOSS ON INVESTMENTS                                     (240,848)           (834,396)           (330,739)         (1,677,816)
                                                          ----------         -----------           ---------         -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                        $1,658,018        $    366,110           $(146,157)        $(1,340,515)
                                                          ----------         -----------           ---------         -----------
                                                          ----------         -----------           ---------         -----------
*<F60>  Net of Foreign Taxes Withheld of:                 $       --         $        --           $   3,265         $    12,833
                                                          ----------         -----------           ---------         -----------
                                                          ----------         -----------           ---------         -----------

(1)<F61>  Commencement of Operations.

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
For the Period November 1, 2001(1)<F62> through June 30, 2002

                                                      LIMITED MATURITY      FULL MATURITY                            DIVERSIFIED
                                                        FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                      MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                      ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income                                 $ 1,898,866         $ 1,200,506         $   184,582         $   337,301
   Net realized gain (loss) on:
        Investments sold                                     374,263             215,911            (303,714)         (1,700,378)
        Option contracts expired or closed                        --              34,331                (801)                 --
        Futures contracts closed                                  --             (12,093)             (8,671)                 --
   Net change in unrealized
     appreciation (depreciation) on:
        Investments                                         (615,111)         (1,010,431)            (18,684)             22,562
        Written options                                           --             118,246               8,468                  --
        Futures contracts                                         --            (180,360)             (7,337)                 --
                                                         -----------         -----------         -----------         -----------
             Net increase (decrease) in net assets
               resulting from operations                   1,658,018             366,110            (146,157)         (1,340,515)
                                                         -----------         -----------         -----------         -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from contributions                           100,847,407          41,246,290          24,026,205          90,259,050
   Fair value of withdrawals                             (16,631,283)         (3,244,937)           (540,872)         (3,234,109)
        Net increase in net assets resulting
          from beneficial interest transactions           84,216,124          38,001,353          23,485,333          87,024,941
                                                         -----------         -----------         -----------         -----------
Total increase in net assets                              85,874,142          38,367,463          23,339,176          85,684,426
                                                         -----------         -----------         -----------         -----------

NET ASSETS:
   Beginning of period                                            --                  --                  --                  --
                                                         -----------         -----------         -----------         -----------
   End of period                                         $85,874,142         $38,367,463         $23,339,176         $85,684,426
                                                         -----------         -----------         -----------         -----------
                                                         -----------         -----------         -----------         -----------

(1)<F62>  Commencement of Operations.

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

1.  ORGANIZATION

The CCM Advisors Funds (the "Trust") was organized as a Delaware Business Trust on December 27, 2000 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Limited Maturity Fixed Income Master Portfolio ("Limited Maturity Portfolio"), The Full Maturity Fixed Income Master Portfolio ("Full Maturity Portfolio"), The Balanced Master Portfolio ("Balanced Portfolio"), The Diversified Equity Master Portfolio ("Diversified Portfolio"), The U.S. Equity Growth Master Portfolio ("U.S. Equity Portfolio"), The International Core Equity Master Portfolio ("International Portfolio"), and The U.S. Government Money Market Master Portfolio ("U.S. Government Money Market Portfolio") (the "Master Portfolios"). As of June 30, 2002, the U.S. Equity Portfolio, the International Portfolio, and the U.S. Government Money Market Portfolio had not commenced operations. Pursuant to the 1940 Act, the Master Portfolios are "non-diversified" series of the Trust. The Limited Maturity Portfolio, Full Maturity Portfolio, Balanced Portfolio, and Diversified Portfolio commenced operations on November 1, 2001.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

The investment objectives of the Master Portfolios are set forth below.

LIMITED MATURITY PORTFOLIO

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

FULL MATURITY PORTFOLIO

Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED PORTFOLIO

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED PORTFOLIO

Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

ACCOUNTING FOR FUTURES

The Master Portfolios may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Master Portfolio enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Master Portfolio receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Master Portfolio seeks to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS

The Master Portfolios may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Master Portfolio pays a premium whether or not the option is exercised. Additionally, the Master Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Master Portfolio writes an option, the premium received by the Master Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Master Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Master Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Master Portfolio. In writing an option, the Master Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Master Portfolio could result in the Master Portfolio selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Master Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Master Portfolio's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Master Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION

Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide required the Master Portfolios to amortize premiums and discounts on all fixed-income securities. Upon initial adoption, the Master Portfolios were required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle did not affect the Feeder Funds' net asset value, but it did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The impact of the adoption of this principle was not material to the financial statements.

3.  INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Advisor for its management services at the annual rate of 0.50% of each Master Portfolio's average daily net assets for the Limited Maturity Portfolio and the Full Maturity Portfolio, and an annual rate of 0.75% of each Master Portfolio's average daily net assets for the Balanced Portfolio and the Diversified Portfolio.

4.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the period from November 1, 2001 through June 30, 2002 were as follows:

                                           Purchases                                 Sales
                                ------------------------------          ------------------------------
                                U.S. Government          Other          U.S. Government          Other
                                ---------------          -----          ---------------          -----
 Limited Maturity Portfolio            --             $83,387,547              --             $58,509,467
 Full Maturity Portfolio           $2,951,388         $64,730,720          $3,125,602         $64,773,649
 Balanced Portfolio                  $851,562         $26,260,402            $920,103         $25,759,663
 Diversified Portfolio                 --             $53,834,745              --             $52,346,517

As of June 30, 2002, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                    Net
                               Appreciation       Appreciated       Depreciated
                              (Depreciation)       Securities       Securities
                               -------------       ----------       ----------
 Limited Maturity Portfolio     $1,032,521         $1,068,554         ($36,033)
 Full Maturity Portfolio          $741,971         $1,176,545        ($434,574)
 Balanced Portfolio              ($648,237)        $1,407,397      ($2,055,634)
 Diversified Portfolio         ($5,021,854)        $5,808,059     ($10,829,913)

At June 30, 2002, the cost of investments for federal income tax purposes was $83,850,983, $43,332,695, $24,056,875, and $89,622,101 for The Limited Maturity
Portfolio, The Full Maturity Portfolio, The Balanced Portfolio, and The Diversified Portfolio, respectively. Any differences between book and tax cost basis are due to wash sale losses.

5.  OPTION CONTRACTS WRITTEN

The premium amount and the number of option contracts written for the Master Portfolios for the period November 1, 2001 through June 30, 2002, were as follows:

                                                     Number           Premium
                                                  of Contracts        Amount
                                                  ------------        -------
  Full Maturity Portfolio
  -----------------------
  Options outstanding at October 31, 2001*<F63>        71             $52,489
  Options written                                       0                   0
  Options closed                                      (16)             (7,186)
  Options expired                                     (55)            (45,303)
                                                      ---             -------
  Options outstanding at June 30, 2002                  0                  $0
                                                      ---             -------
                                                      ---             -------

  Balanced Portfolio
  ------------------
  Options outstanding at October 31, 2001*              3              $1,610
  Options written                                       0                   0
  Options closed                                       (1)               (495)
  Options expired                                      (2)             (1,115)
                                                      ---             -------
  Options outstanding at June 30, 2002                  0                  $0
                                                      ---             -------
                                                      ---             -------

*<F63> Date that the investments of the Feeder Funds were transferred to the Master Portfolios.

The Limited Maturity and Diversified Portfolios did not write or cover any options during the period November 1, 2001 through June 30, 2002.

6.  FUTURES CONTRACTS

At June 30, 2002, the funds listed below had entered into futures contracts. The net unrealized appreciation (depreciation) is included in the corresponding Feeder Funds' net unrealized appreciation (depreciation) section of their financial statements. The terms of the open contracts are as follows:

FULL MATURITY PORTFOLIO

       Number                 Underlying                Market Value of                   Unrealized
    of Contracts              Instrument             Underlying Instrument       Appreciation (Depreciation)
    ------------              ----------             ---------------------       ---------------------------
         21          10 Year Agency Future                 $2,168,578                      $42,433
                     September, 2002
          3          5 Year Treasury Note Future             $322,266                       $2,657
                     September, 2002
        (18)         10 Year Treasury Note Future         ($1,930,219)                    ($33,246)
                     September, 2002
         (5)         30 Year Treasury Bond Future           ($513,906)                     ($5,985)
                     September, 2002

BALANCED PORTFOLIO

       Number                 Underlying                Market Value of                   Unrealized
    of Contracts              Instrument             Underlying Instrument               Appreciation
    ------------              ----------             ---------------------               ------------
          8         10 Year Agency Future                   $826,125                       $15,640
                    September, 2002
         (2)        5 Year Treasury Note Future            ($214,844)                      ($2,635)
                    September, 2002
         (3)        10 Year Treasury Note Future           ($321,703)                      ($2,898)
                    September, 2002
         (3)        30 Year Treasury Bond Future           ($308,344)                      ($4,062)
                    September, 2002

7.  SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios for the period from November 1, 2001, commencement of operations, to June 30, 2002 were as follows:

                                                         Limited Maturity    Full Maturity      Balanced     Diversified
                                                            Portfolio          Portfolio       Portfolio      Portfolio
                                                         ----------------    -------------     ---------      ---------
Total Return                                                  2.14%              1.36%           0.17%         (1.37)%
Ratio of expenses to average net assets*<F64>                 0.71%              0.92%           1.35%           0.94%
Ratio of net investment income to average net assets*         3.79%              4.91%           1.16%           0.56%
Portfolio turnover rate                                      79.81%            189.81%         121.29%          60.91%

*<F64>  Annualized

8.  SECURITIES LENDING

As of June 30, 2002, the Master Portfolio had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Advisor. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received. The value of the securities on loan and the value of the related collateral were as follows:

                                           Securities            Collateral
                                           ----------            ----------
  CCM Advisor Limited Maturity             $23,094,499           $23,449,231
  CCM Advisor Full Maturity                 $9,762,027            $9,959,654
  CCM Advisor Balanced                      $7,741,302            $7,953,238
  CCM Advisor Diversified Equity           $32,639,334           $33,823,155

9.  TRUSTEES AND OFFICERS (UNAUDITED)

The table below provides information about each of the trustees and officers of the CCM Advisors Funds (the "Trust"), including biographical information about their business experience and information about their relationships with CCM Advisors, LLC. The mailing address of each trustee and officer is 190 South LaSalle Street, Suite 2800, Chicago, IL 60603.

                                                                                               NUMBER OF
                                           DATE FIRST                                        PORTFOLIOS IN
                                           ELECTED OR                                         FUND COMPLEX
  NAME AND                                APPOINTED TO                PRINCIPAL               OVERSEEN BY          OTHER
  AGE AT               POSITIONS HELD    OFFICE AND TERM            OCCUPATION(S)              TRUSTEE***      DIRECTORSHIPS
  8/1/02                 WITH TRUST     OF OFFICE**<F66>         DURING PAST 5 YEARS             <F67>              HELD
  ------                 ----------     ----------------         -------------------          -----------      -------------
TRUSTEES WHO ARE "INTERESTED PERSONS"*<F65>

Douglas D. Peabody     Trustee and      Since 2001         Managing Director, CCM Advisors,        14      Trustee, CCMA Select
39                     President                           LLC (since Jan. 2001); Managing                 Investment Trust (an
                                                           Director Convergent Capital                     open-end investment
                                                           Management Inc. (since 1999);                   company) (2 portfolios).
                                                           formerly Principal, Eager Manager
                                                           Advisory Services (1991 to 1999).

*<F65>  Mr. Peabody is a trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940 because he is a Managing Director of the Trust's investment adviser, CCM Advisors, LLC.

TRUSTEES WHO ARE NOT "INTERESTED PERSONS"

Charles V. Doherty     Trustee          Since 2001         Managing Director, Madison              7       Trustee, CCMA Select
68                                                         Advisory Group (a registered                    Investment Trust (an
                                                           investment adviser).                            open-end investment
                                                                                                           company) (2 portfolios);
                                                                                                           Trustee, Wayne Hummer
                                                                                                           Investment Trust (an
                                                                                                           open-end investment
                                                                                                           company) (4 portfolios);
                                                                                                           Director, Lakeside Bank;
                                                                                                           Director, Knight Trading
                                                                                                           Group, Inc. (holding
                                                                                                           company for securities
                                                                                                           broker); Director, Howe
                                                                                                           Barnes Investments, Inc.
                                                                                                           (securities broker);
                                                                                                           Director, Brauvin
                                                                                                           Capital Trust, Inc.
                                                                                                           (REIT); Director, Bank
                                                                                                           of America Financial
                                                                                                           Products, Inc.

Frank A. Ehmann        Trustee          Since 2001         Retired; Director, American             14      Trustee, CCMA Select
68                                                         Healthways (provider of diabetes and            Investment Trust (an
                                                           cardiac disease management services             open-end investment
                                                           to health plans and hospitals) (since           company) (2 portfolios);
                                                           1989); Director, Genderm Corp.                  Director, SPX Corp.
                                                           (dermatology company offering                   (global provider of
                                                           prescription and non-prescription               technical products and
                                                           treatments for skin conditions)                 systems, industrial
                                                           (1997-2000).                                    products and services,
                                                                                                           flow technology and
                                                                                                           service solutions)
                                                                                                           (since 1989); formerly
                                                                                                           Director and President,
                                                                                                           United Stationers
                                                                                                           (wholesale distributor
                                                                                                           of business, computer,
                                                                                                           and facilities
                                                                                                           management products).

John D. Oliverio       Trustee          Since 2001         Chief Executive Officer, President      14      Trustee, CCMA Select
49                                                         and Director, Wheaton Franciscan                Investment Trust (an
                                                           Services, Inc. (parent organization             open-end investment
                                                           for more than 100 health and shelter            company) (2 portfolios);
                                                           service organizations) (since 1984),            Director, Hewitt Series
                                                           Director of the following: Affinity             Trust (an open-end
                                                           Health Systems (since 1995),                    investment company)
                                                           Covenant Health Care System (since              (since 1998)
                                                           1989), All Saints Health System                 (2 portfolios).
                                                           (since 1992), Franciscan Ministries,
                                                           Inc. (the holding company for
                                                           Wheaton Franciscan Services, Inc.' s
                                                           housing entities) (since 1998) and
                                                           United Health System (since 1998).

Edward M. Roob         Trustee          Since 2001         Retired; prior thereto, Senior Vice     7       Trustee, CCMA Select
67                                                         President, Daiwa Securities America             Investment Trust
                                                           Inc. (1986-1993); Arbitrator, New               (2 portfolios); Trustee,
                                                           York Stock Exchange and National                Fort Dearborn Income
                                                           Association of Securities Dealers;              Securities, Inc. (since
                                                           Director, Brinson Trust Company                 1994); Director, UBS
                                                           (since 1993); Committee Member,                 Funds, Inc. (since
                                                           Chicago Stock Exchange (1993 to 1999).          1995); Director, UBS
                                                                                                           Relationship Funds
                                                                                                           (since 1995); Director,
                                                                                                           UBS Supplementary
                                                                                                           Trust (since 1997)
                                                                                                           (1 portfolio).

 **<F66> Trustee of the Trust serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the Investment Company Act of 1940. Officers serve a term of indefinite length until their respective successors are elected and qualified.
***<F67> Each Trustees currently serves on the Board of the Trust (7 portfolios). Messrs. Peabody, Ehmann and Oliverio also serve on the Board of Directors of the AHA Investment Funds, Inc. (7 portfolios).

                                           DATE FIRST
                                           ELECTED OR
  NAME AND                                APPOINTED TO         PRINCIPAL                                       OTHER
  AGE AT               POSITIONS HELD   OFFICE AND TERM      OCCUPATION(S)                                 DIRECTORSHIPS
  8/1/02                 WITH TRUST     OF OFFICE*<F68>   DURING PAST 5 YEARS                                  HELD
  ------               --------------   ---------------   -------------------                              -------------

Gregory P. Francoeur   Treasurer        Since 2002         Director of Finance, Convergent Capital            None
31                                                         Management Inc. (since 1997); prior thereto,
                                                           Auditor, Price Waterhouse LLP (1993-1997).

Timothy G. Solberg     Secretary        Since 2001         Managing Director, CCM Advisors, LLC            Director, AHA
49                                                         (since 2001); formerly Director of Marketing    Investment Funds, Inc.
                                                           and Client Services, Hewitt Investment Group,   (an open-end investment
                                                           a Division of Hewitt Associates LLC.            company) (7
                                                                                                           portfolios).

Susan M. Brown         Vice President   Since 2001         Vice President, Administration, CCM Advisors,   None
36                                                         LLC; prior thereto, Office Manager, Essex
                                                           Woodlands Health Ventures.

*<F68> Officers serve a term of indefinite length until their respective successors are elected and qualified.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
Board of Trustees of
CCM Advisors Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CCM Advisors Funds (comprising the Limited Maturity Fixed Income Master Portfolio, Full Maturity Fixed Income Master Portfolio, Balanced Master Portfolio, and Diversified Equity Master Portfolio) as of June 30, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the CCM Advisors Funds, at June 30, 2002, the results of their operations, changes in their net assets, and their financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                /s/Ernst & Young LLP

Chicago, Illinois
July 29, 2002

                           AHA INVESTMENT FUNDS, INC.
                      190 SOUTH LASALLE STREET, SUITE 2800
                            CHICAGO, ILLINOIS  60603
                                 1-800-445-1341

                         INVESTMENT ADVISOR
                         CCM Advisors, LLC
                         190 South LaSalle Street, Suite 2800
                         Chicago, Illinois  60603

                         ADMINISTRATOR, TRANSFER AGENT AND
                         DIVIDEND DISBURSEMENT AGENT
                         U.S. Bancorp Fund Services, LLC
                         P.O. Box 701
                         Milwaukee, Wisconsin  53201-0701

                         CUSTODIAN
                         U.S. Bank, N.A.
                         425 Walnut Street
                         6th Floor, M.L. 6118
                         Cincinnati, Ohio  45202

                         LEGAL COUNSEL
                         Bell, Boyd & Lloyd LLC
                         Three First National Plaza
                         70 West Madison Street
                         Chicago, Illinois  60602

                         INDEPENDENT AUDITORS
                         Ernst & Young LLP
                         Sears Tower
                         233 South Wacker Drive
                         Chicago, Illinois  60606

                         DISTRIBUTOR
                         Quasar Distributors, LLC
                         615 East Michigan Street
                         Milwaukee, Wisconsin  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.